UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857 and 811-21434

Name of Fund:    BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Mutual Funds	Value
Master Total Return Portfolio of Master Bond LLC	$2,948,001,794
Total Investments (Cost — $2,944,740,494) — 100.2%	2,948,001,794
Liabilities in Excess of Other Assets — (0.2)%	(7,260,240)

Net Assets — 100.0%	$2,940,741,554

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $2,948,001,794 and 88.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2013, the Fund’s investment in the Master Portfolio was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK BOND FUND, INC.	JUNE 30, 2013	1

Consolidated Schedule of Investments June 30, 2013 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 0.91%, 12/25/33 (a)	USD	581	$522,660
Series 2006-CW1, Class A2C, 0.33%, 7/25/36 (a)		1,513	986,837
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		4,050	4,194,897
Series 2012-2, Class C, 2.64%, 10/10/17		3,080	3,127,229
Series 2012-3, Class C, 2.42%, 5/08/18		2,880	2,915,378
Series 2012-4, Class B, 1.31%, 11/08/17		1,825	1,821,494
Series 2012-4, Class C, 1.93%, 8/08/18		2,865	2,833,038
Series 2012-5, Class C, 1.69%, 11/08/18		3,440	3,384,822
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1, 1.47%, 7/13/25 (a)(b)		7,350	7,307,370
ARES CLO Ltd., Series 2012-2A, Class B1, 3.03%, 10/12/23 (a)(b)		3,015	3,056,456
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	5,000	6,568,899
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 21A1, 0.26%, 12/25/36 (a)	USD	1,234	1,208,214
Benefit Street Partners CLO Ltd., Series 2013-IIA, Class A1, 1.48%, 7/15/24 (a)(b)		2,090	2,082,685
BlueMountain CLO Ltd., Series 2012-2A, Class B1, 2.33%, 11/20/24 (a)(b)		3,150	3,162,600
Capital Auto Receivables Asset Trust, Series 2013-1, Class B, 1.29%, 4/20/18		3,660	3,614,052
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.67%, 1/20/25 (a)(b)		13,730	13,771,190
Cavalry CLO II, Series 2A, Class B1, 2.38%, 1/17/24 (a)(b)		7,090	7,090,000
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.79%, 11/07/23 (a)(b)		2,630	2,642,043
Series 2012-1A, Class C, 2.19%, 11/07/23 (a)(b)		1,690	1,697,710
CIFC Funding Ltd.:
Series 2012-3A, Class A1L, 1.66%, 1/29/25 (a)(b)		5,000	5,037,500
Series 2012-3A, Class A2L, 2.53%, 1/29/25 (a)(b)		4,480	4,524,800
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.81%, 9/25/33 (a)		672	617,332
Series 2004-5, Class A, 1.09%, 10/25/34 (a)		752	738,287
Series 2006-17, Class 2A2, 0.34%, 3/25/47 (a)		906	661,593

Asset-Backed Securities	Par (000)		Value
Series 2007-12, Class 2A1, 0.54%, 8/25/47 (a)	USD	8	$7,768
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (b)		4,165	4,173,505
Series 2013-1A, Class A, 1.21%, 10/15/20 (b)		2,580	2,560,124
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.50%, 10/20/43 (a)(b)		4,308	4,022,331
DT Auto Owner Trust:
Series 2011-3A, Class C, 4.03%, 2/15/17 (b)		2,460	2,479,028
Series 2012-1A, Class B, 2.26%, 10/16/17 (b)		2,700	2,707,860
Series 2012-1A, Class C, 3.38%, 10/16/17 (b)		1,780	1,795,719
Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		3,885	3,980,820
Series 2012-2A, Class B, 1.85%, 4/17/17 (b)		530	530,783
Series 2012-2A, Class C, 2.72%, 4/17/17 (b)		200	201,804
ECP CLO Ltd., Series 2012-4A, Class A1, 1.62%, 6/19/24 (a)(b)		4,910	4,916,579
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 0.41%, 4/25/33 (a)		7	6,808
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class D, 2.41%, 9/15/15 (b)		1,620	1,626,438
Series 2011-2, Class C, 2.37%, 9/15/15		3,860	3,873,877
Series 2011-2, Class D, 2.86%, 9/15/15		2,685	2,699,252
Series 2012-1, Class C, 1.69%, 1/15/16 (a)		4,380	4,404,278
Series 2012-1, Class D, 2.29%, 1/15/16 (a)		4,100	4,134,022
Series 2012-2, Class C, 2.86%, 1/15/19		1,030	1,068,656
Series 2012-2, Class D, 3.50%, 1/15/19		1,820	1,918,626
Series 2012-4, Class C, 1.39%, 9/15/16		2,125	2,132,391
Series 2012-4, Class D, 2.09%, 9/15/16		3,710	3,738,927
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 1.41%, 4/25/25 (a)(b)		5,810	5,810,000
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.26%, 3/25/36 (a)		29	15,924
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A1, 1.34%, 10/15/43 (b)		1,535	1,534,386
Series 2012-T2, Class A2, 1.99%, 10/15/45 (b)		3,135	3,137,822
Series 2013-T1, Class A2, 1.50%, 1/16/46 (b)		11,230	11,082,887

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD Australian Dollar BRL Brazil Real CAD Canadian Dollar CHF Swiss Fanc CNY Chinese Yuan EUR Euro FKA Formerly Known As GBP British Pound INR Indian Rupee	JPY Japanese Yen LIBOR London Interbank Offered Rate MXN Mexican Peso NOK Norwegian Krone RB Revenue Bonds SEK Swedish Krona TBA To-be-announced USD US Dollar

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	1

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Series 2013-T1, Class B2, 1.74%, 1/16/46 (b)	USD	1,000	$989,300
Series 2013-T2, Class B2, 1.50%, 5/16/44 (b)		1,085	1,082,613
Series 2013-T3, Class A3, 1.79%, 5/15/46 (b)		16,230	16,101,604
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.30%, 7/25/37 (a)		14	13,527
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,555	2,599,038
ING Investment Management CLO Ltd., Series 2012-2A, Class A, 1.81%, 10/15/22 (a)(b)		7,045	7,084,452
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (b)		9,889	11,317,796
JG Wentworth XXI LLC, Series 2010-2A, Class A, 4.07%, 1/15/48 (b)		1,300	1,373,634
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (b)		4,526	4,736,274
KKR CLO Trust, Series 2013-1A, Class A1, 1.45%, 7/15/25 (a)(b)		4,515	4,435,987
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.03%, 10/15/17 (a)(b)		8,488	8,466,372
Lehman XS Trust, Series 2007-1, Class 2A1, 5.86%, 2/25/37 (a)		7,042	6,208,222
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class A2MZ, 0.79%, 12/25/34 (a)		820	754,979
Nationstar Mortgage Advance Receivable Trust:
Series 2013-T1A, Class A1, 1.08%, 6/20/44 (b)		9,115	9,114,945
Series 2013-T2A, Class A2, 1.68%, 6/20/46 (b)		12,970	12,969,948
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.38%, 8/23/27 (a)		6,505	6,295,376
Series 2008-3, Class A4, 1.92%, 11/25/24 (a)		5,600	5,858,647
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.45%, 6/25/35 (a)		2,543	2,528,758
Northwoods Capital Corp./Northwoods Capital Ltd.:
Series 2012-9A, Class A, 1.70%, 1/18/24 (a)(b)		4,300	4,316,125
Series 2012-9A, Class B1, 2.53%, 1/18/24 (a)(b)		4,090	4,120,675
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.39%, 7/17/25 (a)(b)		5,195	5,186,688
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.83%, 7/25/33 (a)		1,347	1,224,882
OZLM Funding Ltd.:
Series 2012-2A, Class A1, 1.76%, 10/30/23 (a)(b)		7,530	7,670,811
Series 2013-4A, Class A1, 1.47%, 7/22/25 (a)(b)		8,895	8,838,962
PFS Financing Corp., Series 2012-AA, Class A, 1.39%, 2/15/16 (a)(b)		4,400	4,416,425
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (b)		4,470	4,459,862
Series 2013-1A, Class A3, 1.33%, 5/15/19 (b)		2,470	2,443,057
RAAC Trust, Series 2005-SP2, Class 2A, 0.49%, 6/25/44 (a)		5,070	4,340,327
RASC Trust, Series 2003-KS5, Class AIIB, 0.77%, 7/25/33 (a)		662	538,601

Asset-Backed Securities	Par (000)		Value
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)	USD	2,425	$2,433,224
Series 2012-4, Class C, 2.94%, 12/15/17		4,600	4,674,157
Series 2012-5, Class B, 1.56%, 8/15/18		4,090	4,122,552
Series 2012-5, Class C, 2.70%, 8/15/18		1,950	1,962,273
Series 2012-6, Class B, 1.33%, 5/15/17		3,565	3,580,347
Series 2012-6, Class C, 1.94%, 3/15/18		2,460	2,441,966
Series 2012-AA, Class B, 1.21%, 10/16/17 (b)		9,060	9,052,507
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		16,880	16,544,966
Series 2013-2, Class B, 1.33%, 3/15/18		8,700	8,669,341
Series 2013-2, Class C, 1.95%, 3/15/19		14,280	13,955,958
Series 2013-3, Class B, 1.19%, 5/15/18		8,000	7,929,376
Series 2012-1, Class B, 2.72%, 5/16/16		2,260	2,300,746
Series 2012-1, Class C, 3.78%, 11/15/17		3,045	3,160,929
Series 2012-2, Class C, 3.20%, 2/15/18		6,490	6,683,623
Series 2012-3, Class B, 1.94%, 12/15/16		6,245	6,299,993
Series 2012-3, Class C, 3.01%, 4/16/18		8,515	8,744,896
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.47%, 4/25/35 (a)		397	381,458
Scholar Funding Trust, Series 2011-A, Class A, 1.18%, 10/28/43 (a)(b)		4,288	4,227,471
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.45%, 7/15/36 (a)		9,515	9,195,762
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.47%, 6/15/21 (a)		4,486	4,397,112
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		1,420	1,496,326
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		4,120	4,463,686
Series 2012-A, Class A1, 1.59%, 8/15/25 (a)(b)		2,467	2,493,356
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		7,470	7,941,036
Series 2012-B, Class A2, 3.48%, 10/15/30 (b)		730	762,800
Series 2012-C, Class A1, 1.29%, 8/15/23 (a)(b)		4,758	4,784,276
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		10,125	10,476,763
Series 2012-D, Class A2, 2.95%, 2/15/46 (b)		12,220	12,538,539
Series 2012-E, Class A1, 0.94%, 10/16/23 (a)(b)		4,712	4,715,877
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		16,655	15,761,193
Series 2013-A, Class A2B, 1.24%, 5/17/27 (a)(b)		11,170	10,930,013
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		16,210	15,399,468
SLM Student Loan Trust, Series 2008-5, Class A4, 1.98%, 7/25/23 (a)		4,690	4,845,375
SpringCastle America Funding LLC, Series 2013-1A, Class A, 3.75%, 4/03/21 (b)		18,820	18,828,938
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (b)		1,094	1,073,108
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC1, Class A2, 0.24%, 2/25/37 (a)		10	10,470

2	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.49%, 1/25/35 (a)	USD	1,860	$1,616,007
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.97%, 7/17/24 (a)(b)		13,740	13,794,960
Series 2012-1A, Class A2, 2.89%, 7/17/24 (a)(b)		2,600	2,630,264
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		8,570	8,523,611
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,042,585
Series 2012-C, Class C, 4.55%, 8/15/22		5,030	5,278,990
Series 2012-D, Class A, 2.15%, 4/17/23		11,030	10,698,924
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,385,900
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,638,710
Total Asset-Backed Securities — 17.8%			596,505,420

Common Stocks	Shares
Energy Equipment & Services — 0.1%
Noble Corp.		46,368	1,742,509
Health Care Equipment & Supplies — 0.1%
Covidien PLC		29,908	1,879,419
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.		19,310	825,696
Pharmaceuticals — 0.0%
Zoetis, Inc.		27,600	852,564
Total Common Stocks — 0.2%			5,300,188

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.1%
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (b)	USD	2,254	2,313,868
6.25%, 1/15/40 (b)		2,330	1,930,011

			4,243,879
Airlines — 0.0%
Scandinavian Airlines System Denmark-Norway-Sweden:
9.65%, 6/16/14	EUR	800	1,062,110
10.50%, 6/16/14	SEK	1,000	151,751

			1,213,861
Auto Components — 0.6%
BorgWarner, Inc., 4.63%, 9/15/20	USD	2,925	3,072,180
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)		6,640	6,837,042
GKN Holdings PLC, 5.38%, 9/19/22	GBP	2,110	3,208,100
Plastic Omnium SA, 2.88%, 5/29/20	EUR	2,600	3,193,940
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		1,747	2,234,175
Valeo SA, 5.75%, 1/19/17		100	146,395

			18,691,832
Automobiles – 0.0%
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	290	478,570
Beverages – 0.1%
Anheuser-Busch InBev NV, 2.88%, 9/25/24	EUR	80	103,608
Bacardi Ltd., 2.75%, 7/03/23		110	140,927
Davide Campari-Milano SpA, 4.50%, 10/25/19		100	136,028

Corporate Bonds	Par (000)		Value
Beverages (concluded)
PepsiCo, Inc., 3.60%, 8/13/42	USD	2,825	$2,399,510
SABMiller Holdings, Inc., 1.88%, 1/20/20	EUR	100	127,903

			2,907,976
Building Products — 0.1%
Buzzi Unicem SpA, 6.25%, 9/28/18		1,467	2,016,060
Capital Markets — 0.7%
The Goldman Sachs Group, Inc.:
4.38%, 3/16/17		50	70,258
5.75%, 1/24/22	USD	2,001	2,207,129
3.63%, 1/22/23		8,155	7,802,484
Morgan Stanley:
3.80%, 4/29/16		2,520	2,620,954
2.13%, 4/25/18		8,180	7,828,514
UBS AG, 4.75%, 5/22/23 (a)		1,340	1,273,000

			21,802,339
Chemicals — 0.7%
Air Liquide SA, 2.38%, 9/06/23	EUR	100	128,010
Evonik Industries AG, 1.88%, 4/08/20		1,035	1,315,999
INEOS Finance PLC, 7.50%, 5/01/20 (b)	USD	565	600,313
LyondellBasell Industries NV, 5.00%, 4/15/19		13,117	14,272,555
Momentive Performance Materials, Inc., 8.88%, 10/15/20		2,035	2,126,575
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,355	2,366,775
Tronox Finance LLC, 6.38%, 8/15/20 (b)		1,083	1,020,727
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (b)		630	642,600

			22,473,554
Commercial Banks — 1.6%
ABN AMRO Bank NV:
3.63%, 10/06/17	EUR	70	97,958
2.50%, 11/29/23		100	123,356
AIB Mortgage Bank, 2.63%, 7/28/17		1,260	1,654,601
Banca Monte dei Paschi di Siena SpA, 4.88%, 9/15/16		303	401,102
Banco Santander SA, 3.25%, 2/17/15		2,100	2,787,955
Bankinter SA, 3.88%, 10/30/15		1,550	2,075,046
Banque Federative du Credit Mutuel SA, 2.00%, 9/19/19		100	128,417
Barclays Bank PLC, 6.63%, 3/30/22		930	1,356,701
BNP Paribas SA:
1.38%, 11/21/18		74	93,477
2.88%, 9/26/23		100	128,224
BPCE SA, 4.25%, 2/06/23		100	144,403
CaixaBank SA, 3.13%, 5/14/18		1,700	2,113,859
Caja Rural de Navarra, Sociedad Cooperativa de Crédito Ltd., 2.88%, 6/11/18		1,200	1,519,298
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (b)	USD	5,910	6,131,625
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.75%, 11/09/20	EUR	50	66,228
4.00%, 1/11/22		100	144,210
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)	USD	15,610	16,000,250
HSBC Capital Funding LP, 5.37%, 10/29/49 (a)	EUR	100	130,412
ING Bank NV:
0.95%, 5/23/16 (a)	USD	600	570,000
1.88%, 2/27/18	EUR	100	129,266
3.25%, 4/03/19		100	136,974
Kutxabank SA, 3.00%, 2/01/17		1,400	1,844,359
Lloyds TSB Bank PLC:
5.38%, 9/03/19		100	151,958

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	3

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
6.50%, 3/24/20	EUR	838	$1,195,107
6.50%, 9/17/40	GBP	350	626,224
Nordea Bank AB:
4.50%, 3/26/20	EUR	100	139,980
4.00%, 6/29/20		100	144,913
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22 (a)	USD	10,000	10,018,610
Société Générale SA, 2.38%, 2/28/18	EUR	100	133,103
Standard Chartered PLC, 1.75%, 10/29/17		100	129,373
Svenska Handelsbanken AB, 2.63%, 8/23/22		180	235,787
Wells Fargo & Co.:
2.63%, 8/16/22		100	130,674
2.25%, 5/02/23		1,835	2,302,528

			52,985,978
Commercial Services & Supplies — 0.1%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18		300	393,500
GCL Holdings SCA, 9.38%, 4/15/18		290	402,012
IVS Group, 7.13%, 4/01/20		1,957	2,445,422
La Financiere Atalian SA, 7.25%, 1/15/20		638	814,877
Verisure Holding AB, 8.75%, 12/01/18		300	404,160

			4,459,971
Communications Equipment — 0.1%
Nokia Oyj, 5.00%, 10/26/17		1,100	1,906,021
Construction Materials — 0.0%
CRH Finance Ltd., 3.13%, 4/03/23		1,270	1,616,189
Consumer Finance — 0.0%
SLM Corp., 4.63%, 9/25/17	USD	893	879,605
Containers & Packaging — 0.2%
Ardagh Glass Finance PLC, 8.75%, 2/01/20	EUR	171	227,032
Ardagh Packaging Finance PLC, 9.25%, 10/15/20		146	199,067
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.88%, 11/15/22 (b)	USD	475	444,125
Rock Tenn Co.:
3.50%, 3/01/20		1,594	1,559,764
4.00%, 3/01/23		5,293	5,100,007

			7,529,995
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17		3,926	4,063,410
Diversified Financial Services — 5.2%
Annington Finance No. 4 PLC, 1.48%, 1/10/23 (a)	GBP	2,849	4,333,017
AyT Cedulas Cajas Global:
4.00%, 3/21/17	EUR	1,600	2,058,597
4.00%, 3/24/21		800	928,330
AyT Cedulas Cajas IX Fondo de Titulizacion, 3.75%, 3/31/15		3,200	4,197,387
AyT Cedulas Cajas X Fondo de Titulizacion:
0.29%, 6/30/15 (a)		600	731,884
3.75%, 6/30/25		600	587,151
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 6/15/16		2,300	3,026,725
Bank of America Corp.:
6.50%, 8/01/16	USD	2,325	2,621,312
3.88%, 3/22/17		3,540	3,707,559
4.63%, 8/07/17	EUR	100	143,786
2.00%, 1/11/18	USD	17,760	17,202,585
5.65%, 5/01/18		25,135	27,924,533
5.70%, 1/24/22		7,992	8,871,480
3.30%, 1/11/23		3,745	3,539,576

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25	EUR	900	$909,009
4.25%, 4/10/31		900	848,809
Cedulas TDA 7 Fondo de Titulizacion de Activos, 3.50%, 6/20/17		100	122,243
Citigroup, Inc.:
4.59%, 12/15/15	USD	27,331	29,187,704
4.45%, 1/10/17		1,900	2,034,501
7.38%, 9/04/19	EUR	50	82,167
3.38%, 3/01/23	USD	3,505	3,352,932
5.35%, 4/29/49 (a)		2,160	2,025,000
EC Finance PLC, 9.75%, 8/01/17	EUR	329	461,515
FCE Bank PLC, 1.75%, 5/21/18		100	126,769
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	USD	19,992	21,319,949
GE Capital European Funding Ltd., 1.00%, 5/02/17	EUR	3,130	4,015,066
Glencore Funding LLC, 2.50%, 1/15/19 (b)	USD	6,655	6,020,838
JPMorgan Chase & Co.:
Series Q, 5.15% (a)(c)		2,662	2,535,555
3.25%, 9/23/22		2,651	2,516,865
3.20%, 1/25/23		3,785	3,593,127
JPMorgan Chase Bank NA, 4.38%, 11/30/21 (a)	EUR	100	134,717
Merck Financial Services GmbH, 4.50%, 3/24/20		85	127,351
Nationwide Building Society, 4.13%, 3/20/23 (a)		1,409	1,736,830
Novus USA Trust, Series 2013-1, 1.57%, 2/28/14 (a)(b)	USD	6,940	6,929,590
TMX Finance LLC/TitleMax Finance Corp., 13.25%, 7/15/15		4,000	4,290,000

			172,244,459
Diversified Telecommunication Services — 0.7%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		4,072	4,260,330
Level 3 Financing, Inc., 8.13%, 7/01/19		4,474	4,697,700
Sprint Capital Corp., 6.88%, 11/15/28		2,003	1,922,880
TDC A/S, 4.38%, 2/23/18	EUR	120	173,005
Telefonica Emisiones SAU, 3.99%, 1/23/23		200	251,772
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		400	527,374
Verizon Communications, Inc., 3.85%, 11/01/42	USD	13,026	10,808,219

			22,641,280
Electric Utilities — 1.2%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		1,199	1,558,665
5.95%, 12/15/36		2,175	2,349,030
Duke Energy Carolinas LLC, 4.25%, 12/15/41		3,915	3,647,574
Duke Energy Florida, Inc., 6.40%, 6/15/38		2,646	3,241,437
Enel Finance International NV, 4.88%, 4/17/23	EUR	969	1,303,651
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	USD	7,690	8,420,550
Florida Power & Light Co., 5.95%, 2/01/38		3,645	4,403,138
Georgia Power Co., 3.00%, 4/15/16		8,985	9,402,542
Iberdrola International BV, 4.50%, 9/21/17	EUR	100	140,168
Jersey Central Power & Light Co., 7.35%, 2/01/19	USD	2,730	3,296,298
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		25	29,687
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)		2,815	2,923,794

			40,716,534

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electrical Equipment — 0.0%
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	406	$523,182
Trionista TopCo GmbH, 6.88%, 4/30/21		198	255,148

			778,330
Energy Equipment & Services — 1.0%
Transocean, Inc.:
5.05%, 12/15/16	USD	5,700	6,198,323
2.50%, 10/15/17		8,495	8,395,107
6.00%, 3/15/18		11,350	12,719,275
6.50%, 11/15/20		5,975	6,725,514

			34,038,219
Food & Staples Retailing — 0.2%
Carrefour SA, 1.88%, 12/19/17	EUR	100	130,197
Co-operative Group Holdings, 6.25%, 7/08/26 (d)	GBP	1,270	1,757,772
Wal-Mart Stores, Inc., 4.00%, 4/11/43	USD	4,137	3,769,572
WM Morrison Supermarkets PLC, 2.25%, 6/19/20	EUR	110	142,390
WM Treasury PLC, 4.63%, 12/03/42	GBP	1,140	1,663,376

			7,463,307
Food Products — 0.2%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18		280	424,804
8.75%, 6/15/20		270	412,712
Mondelez International, Inc., 6.50%, 8/11/17	USD	6,049	7,032,870

			7,870,386
Gas Utilities — 0.1%
Snam SpA, 3.88%, 3/19/18	EUR	2,593	3,552,153
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., 6.25%, 11/15/15	USD	13,154	14,558,242
Ontex IV SA, 9.00%, 4/15/19	EUR	369	481,987

			15,040,229
Health Care Providers & Services — 0.6%
Care UK Health & Social Care PLC, 9.75%, 8/01/17	GBP	280	432,257
Coventry Health Care, Inc., 5.45%, 6/15/21	USD	3,862	4,301,727
HCA, Inc., 7.25%, 9/15/20		3,925	4,214,469
IDH Finance PLC:
6.00%, 12/01/18	GBP	309	460,577
6.00%, 12/01/18 (b)		200	298,108
Priory Group No. 3 PLC, 7.00%, 2/15/18		360	553,021
Tenet Healthcare Corp., 4.75%, 6/01/20	USD	1,977	1,905,334
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,630	1,624,864
Voyage Care Bondco PLC, 11.00%, 2/01/19	GBP	1,800	2,929,367
WellPoint, Inc., 1.88%, 1/15/18	USD	4,775	4,675,413

			21,395,137
Hotels, Restaurants & Leisure — 0.1%
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	348	455,689
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	574	855,151
Gala Group Finance PLC, 8.88%, 9/01/18		280	449,717
Lottomatica Group SpA, 3.50%, 3/05/20	EUR	1,300	1,702,745

			3,463,302
Household Durables — 0.2%
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	3,615	3,895,163
Together Housing Finance PLC, 4.50%, 12/17/42	GBP	1,185	1,694,039

			5,589,202

Corporate Bonds	Par (000)		Value
Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 6.88%, 2/15/21	USD	3,120	$3,276,000
Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc., 6.63%, 3/15/23 (b)		988	988,000
Insurance — 1.6%
Achmea BV, 6.00%, 4/04/43 (a)	EUR	1,022	1,363,536
Allianz Finance II BV, 5.75%, 7/08/41 (a)		4,400	6,326,364
American International Group, Inc.:
3.80%, 3/22/17	USD	8,028	8,415,881
5.45%, 5/18/17		4,150	4,574,694
4.88%, 6/01/22		7,189	7,662,928
BUPA Finance PLC, 5.00%, 4/25/23	GBP	820	1,182,482
Cloverie PLC for Zurich Insurance Co. Ltd., 7.50%, 7/24/39 (a)	EUR	50	78,440
Manulife Financial Corp., 3.40%, 9/17/15	USD	3,185	3,327,637
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		1,600	1,668,926
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)	EUR	900	1,330,758
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	8,549	9,199,297
7.38%, 6/15/19		3,690	4,509,018
5.38%, 6/21/20		2,085	2,337,370
Scottish Windows PLC, 5.60%, 6/16/23	GBP	1,385	2,025,216

			54,002,547
IT Services — 0.1%
Amadeus Capital Markets SA, 4.88%, 7/15/16	EUR	100	142,134
APX Group, Inc., 6.38%, 12/01/19 (b)	USD	2,282	2,167,900
Cerved Technologies SpA:
6.38%, 1/15/20	EUR	302	385,234
8.00%, 1/15/21		300	370,968

			3,066,236
Life Sciences Tools & Services — 0.1%
Life Technologies Corp., 6.00%, 3/01/20	USD	2,720	3,064,268
Media — 2.1%
CBS Corp.:
4.63%, 5/15/18		1,785	1,933,662
8.88%, 5/15/19		3,440	4,433,279
5.75%, 4/15/20		1,410	1,599,257
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22 (b)		4,844	4,989,320
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,225	3,148,460
Comcast Corp.:
5.88%, 2/15/18		6,350	7,413,733
4.65%, 7/15/42		6,535	6,266,608
COX Communications, Inc.:
3.25%, 12/15/22 (b)		6,535	6,148,298
8.38%, 3/01/39 (b)		6,180	8,376,069
4.70%, 12/15/42 (b)		2,159	1,915,020
Eutelsat SA, 3.13%, 10/10/22	EUR	1,900	2,483,929
Lynx I Corp., 6.00%, 4/15/21	GBP	310	467,508
NBCUniversal Media LLC:
5.15%, 4/30/20	USD	3,508	3,993,826
4.45%, 1/15/43		3,337	3,115,166
The New York Times Co., 6.63%, 12/15/16		4,100	4,530,500
Odeon & UCI Finco PLC, 9.00%, 8/01/18	GBP	272	435,420
SES SA, 4.63%, 3/09/20	EUR	70	103,460
Time Warner Cable, Inc., 4.50%, 9/15/42	USD	5,500	4,265,162
Unitymedia KabelBW GmbH, 9.50%, 3/15/21	EUR	340	491,240

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	5

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Virgin Media Secured Finance PLC, 6.50%, 1/15/18	USD	3,740	$3,842,850

			69,952,767
Metals & Mining – 0.8%
Alcoa, Inc., 5.72%, 2/23/19		4,475	4,555,948
BHP Billiton Finance Ltd., 2.13%, 11/29/18	EUR	100	131,754
Eco-Bat Finance PLC, 7.75%, 2/15/17		300	394,398
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20 (b)	USD	4,462	4,124,289
5.45%, 3/15/43 (b)		5,746	5,067,127
New Gold, Inc., 7.00%, 4/15/20 (b)		690	696,900
Novelis, Inc., 8.75%, 12/15/20		6,865	7,362,713
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)		1,345	1,418,975
ThyssenKrupp AG, 4.00%, 8/27/18	EUR	3,370	4,466,064
Xstrata Finance Dubai Ltd., 1.75%, 5/19/16		135	174,690

			28,392,858
Multiline Retail – 0.1%
Macy’s Retail Holdings, Inc., 7.45%, 7/15/17	USD	3,317	3,969,587
Multi-Utilities – 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16		6,345	6,471,653
Oil, Gas & Consumable Fuels – 2.7%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		1,345	1,247,487
Chevron Corp., 3.19%, 6/24/23		6,000	5,970,906
CONSOL Energy, Inc., 8.25%, 4/01/20		549	575,077
Energy Transfer Partners LP:
3.60%, 2/01/23		6,325	5,919,498
6.50%, 2/01/42		712	759,295
Enterprise Products Operating LLC, 4.45%, 2/15/43		2,420	2,148,137
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		1,525	1,723,250
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		1,260	1,348,200
IVG Finance BV, 1.75%, 3/29/17	EUR	2,000	1,548,955
Laredo Petroleum, Inc.:
9.50%, 2/15/19	USD	1,925	2,117,500
7.38%, 5/01/22		655	687,750
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (b)		6,000	5,715,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23		1,105	1,011,075
MEG Energy Corp., 6.38%, 1/30/23 (b)		1,580	1,532,600
Murphy Oil Corp.:
4.00%, 6/01/22		1,217	1,162,503
3.70%, 12/01/22		7,693	7,136,234
Noble Energy, Inc.:
4.15%, 12/15/21		1,790	1,848,198
6.00%, 3/01/41		3,070	3,458,680
Noble Holding International Ltd., 5.25%, 3/15/42		4,100	3,672,309
Novatek OAO via Novatek Finance Ltd., 4.42%, 12/13/22 (b)		2,725	2,500,188
Peabody Energy Corp., 6.00%, 11/15/18		614	615,535
Plains Exploration & Production Co., 6.50%, 11/15/20		3,329	3,529,422
Repsol International Finance BV, 2.63%, 5/28/20	EUR	100	123,763
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (b)	USD	4,005	3,884,850
5.63%, 4/15/23 (b)		1,053	995,085
Sabine Pass LNG LP:
7.50%, 11/30/16		5,000	5,381,250
6.50%, 11/01/20 (b)		1,225	1,237,250

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Sibur Securities Ltd., 3.91%, 1/31/18 (b)	USD	2,150	$1,988,750
Western Gas Partners LP:
5.38%, 6/01/21		7,957	8,538,346
4.00%, 7/01/22		2,516	2,442,266
The Williams Cos., Inc.:
7.88%, 9/01/21		3,694	4,459,256
3.70%, 1/15/23		3,705	3,442,253

			88,720,868
Paper & Forest Products – 0.5%
International Paper Co.:
9.38%, 5/15/19		3,562	4,655,716
4.75%, 2/15/22		9,606	10,108,279
Mondi Finance PLC, 5.75%, 4/03/17	EUR	1,150	1,683,895

			16,447,890
Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	USD	2,120	2,120,195
Professional Services – 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	326	424,336
Real Estate Investment Trusts (REITs) – 0.4%
Gecina SA, 2.88%, 5/30/23		800	990,248
GELF Bond Issuer I SA, 3.13%, 4/03/18		2,395	3,088,018
Unibail-Rodamco SE, 2.38%, 2/25/21		210	270,175
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	USD	1,272	1,202,728
4.75%, 6/01/21		3,040	3,193,660
Vornado Realty LP, 5.00%, 1/15/22		5,665	5,946,398

			14,691,227
Real Estate Management & Development – 0.5%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	1,575	2,041,594
Citycon Oyj, 3.75%, 6/24/20		1,750	2,249,918
Great Places Housing Group Ltd., 4.75%, 10/22/42	GBP	1,086	1,647,777
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		500	757,628
Series A4, 5.66%, 6/30/27		6,752	9,502,588

			16,199,505
Road & Rail – 0.3%
Autoroutes du Sud de la France SA:
4.13%, 4/13/20	EUR	2,250	3,246,460
2.88%, 1/18/23		1,800	2,357,497
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23	USD	5,675	5,407,866

			11,011,823
Software – 0.1%
First Data Corp., 7.38%, 6/15/19 (b)		2,290	2,352,975
SAP AG, 2.13%, 11/13/19	EUR	75	96,803

			2,449,778
Specialty Retail – 0.3%
DFS Furniture Holdings PLC, 7.63%, 8/15/18	GBP	278	436,568
Dufry Finance SCA, 5.50%, 10/15/20 (b)	USD	1,760	1,764,650
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	891	1,405,655
Kering, 3.75%, 4/08/15	EUR	70	95,585
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	630	908,876
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 12/30/24		176	252,297
Series A7, 4.77%, 6/30/33		917	1,297,633

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Rent-A-Center, Inc., 4.75%, 5/01/21 (b)	USD	2,295	$2,174,513

			8,335,777
Tobacco – 0.1%
Imperial Tobacco Finance PLC, 4.50%, 7/05/18	EUR	1,537	2,235,182
Philip Morris International, Inc.:
1.75%, 3/19/20		1,900	2,398,927
2.75%, 3/19/25		110	138,732

			4,772,841
Trading Companies & Distributors – 0.3%
Aircastle Ltd., 6.25%, 12/01/19	USD	2,100	2,181,375
H&E Equipment Services, Inc., 7.00%, 9/01/22		1,605	1,673,213
United Rentals North America, Inc.:
5.75%, 7/15/18		753	790,650
7.38%, 5/15/20		3,535	3,773,613
7.63%, 4/15/22		1,874	2,028,605

			10,447,456
Transportation Infrastructure – 0.0%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	300	386,588
Wireless Telecommunication Services – 1.6%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,025	8,131,002
Crown Castle International Corp., 5.25%, 1/15/23		2,235	2,145,600
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		16,500	18,933,338
Phones4u Finance PLC, 9.50%, 4/01/18	GBP	638	989,779
SBA Tower Trust, 5.10%, 4/15/42 (b)	USD	3,700	4,046,672
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		10,660	12,472,200
VimpelCom Holdings BV, 7.50%, 3/01/22		845	874,575
Vodafone Group PLC, 8.13%, 11/26/18	GBP	2,300	4,457,064

			52,050,230
Total Corporate Bonds – 26.4%			883,304,208

Floating Rate Loan Interests (a)	Par (000)		Value
Diversified Financial Services – 0.2%
Nuveen Investments, Inc., Tranche B First-Lien Term Loan, 4.20%, 5/13/17	USD	3,000	2,972,820
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		2,171	2,170,733

			5,143,553
Diversified Telecommunication Services – 0.6%
Intelsat Jackson Holdings Ltd., Tranche B-1 Term Loan, 4.25%, 4/02/18		12,454	12,453,980
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		8,000	7,992,480

			20,446,460
Food Products – 0.1%
Del Monte Foods Co., Initial Term Loan, 4.00%, 3/08/18		2,324	2,313,844
Health Care Providers & Services – 0.0%
Emdeon, Inc., Term Loan B2, 3.75%, 11/02/18		922	915,343
Hotels, Restaurants & Leisure – 0.9%
Hilton Fort Lauderdale, Term Loan A Notes, 7.39%, 2/22/16		6,540	6,540,000
Hilton Worldwide, Inc. (FKA Hilton Hotels Corp.):
Mezzanine F Loan, 4.44%, 11/15/15		9,086	8,904,055
Mezzanine G Loan, 4.69%, 11/12/15		9,086	8,904,055

Floating Rate Loan Interests (a)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Motel 6, Term Loan, 10.00%, 10/15/17 (b)	USD	6,029	$6,239,686

			30,587,796
Life Sciences Tools & Services – 0.0%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		985	984,518
Oil, Gas & Consumable Fuels – 0.2%
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		7,490	7,527,344
Pharmaceuticals – 0.1%
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 7.50%, 8/04/16		2,649	2,595,744
Real Estate Investment Trusts (REITs) – 0.0%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		500	498,653
Real Estate Management & Development – 0.0%
Realogy Corp., Extended Synthetic Commitment, 0.05% - 4.40%, 10/10/16		178	178,345
Software – 0.2%
First Data Corp., 2018 Dollar Term Loan, 4.19%, 3/23/18		6,090	5,930,032
Wireless Telecommunication Services – 0.2%
Vodafone Americas Finance 2, Inc., New Series A Loan,, 6.25%, 7/11/16 (e)		7,219	7,399,219
Total Floating Rate Loan Interests – 2.5%			84,520,851

Foreign Agency Obligations	Par (000)		Value
Aeroports de Paris, 2.75%, 6/05/28	EUR	1,100	1,373,146
Bank of India, 6.25%, 2/16/21	USD	4,670	4,811,067
Caixa Economica Federal:
2.38%, 11/06/17 (b)		3,950	3,643,875
3.50%, 11/07/22 (b)		2,110	1,772,400
Caixa Geral de Depositos SA, 5.63%, 12/04/15	EUR	2,000	2,657,304
DP World Sukuk Ltd., 6.25%, 7/02/17	USD	5,740	6,141,800
Eksportfinans ASA:
5.50%, 5/25/16		1,310	1,364,693
5.50%, 6/26/17		275	284,625
Electricite de France SA:
2.75%, 3/10/23	EUR	1,600	2,044,308
4.25%, 12/29/49 (a)		100	131,466
Hydro-Quebec:
8.40%, 1/15/22	USD	8,220	11,170,306
8.05%, 7/07/24		21,145	29,081,374
Nexen, Inc.:
5.88%, 3/10/35		240	250,766
6.40%, 5/15/37		9,125	9,917,826
7.50%, 7/30/39		3,565	4,353,845
Petrobras International Finance Co., 3.88%, 1/27/16		15,335	15,777,047
Sberbank of Russia Via SB Capital SA, 6.13%, 2/07/22		3,260	3,402,462
Telenor ASA, 2.50%, 5/22/25	EUR	100	124,695
Total Foreign Agency Obligations – 2.9%			98,303,005

Foreign Government Obligations	Par (000)		Value
Argentina – 0.0%
Republic of Argentina, 2.50%, 12/31/38 (d)	USD	3,185	1,035,125

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	7

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Belgium – 0.1%
Kingdom of Belgium, 2.25%, 6/22/23	EUR	2,840	$3,564,731
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/17	BRL	20,000	9,188,921
Federative Republic of Brazil, 7.13%, 1/20/37	USD	1,725	2,052,750

			11,241,671
France – 0.1%
Republic of France, 4.25%, 10/25/23	EUR	2,840	4,311,421
Germany – 0.1%
Federal Republic of Germany, 2.00%, 1/04/22		2,750	3,732,578
Italy – 3.8%
Buoni Poliennali Del Tesoro:
3.75%, 4/15/16		45,895	61,741,935
4.75%, 6/01/17		15,140	20,801,587
5.25%, 8/01/17		11,455	16,054,624
3.50%, 11/01/17		6,620	8,683,397
4.50%, 2/01/20		4,600	6,189,576
5.50%, 11/01/22		8,800	12,289,829

			125,760,948
Mexico – 0.5%
United Mexican States:
5.63%, 1/15/17	USD	3,840	4,268,160
7.75%, 12/14/17	MXN	19,087	1,624,285
5.13%, 1/15/20	USD	8,275	9,094,225
8.50%, 11/18/38	MXN	26,940	2,421,744

			17,408,414
Netherlands – 4.1%
Kingdom of the Netherlands, 1.25%, 1/15/18	EUR	104,000	136,788,171
Poland – 0.2%
Republic of Poland:
6.38%, 7/15/19	USD	1,280	1,492,877
5.13%, 4/21/21		4,130	4,491,375

			5,984,252
Portugal – 0.4%
Republic of Portugal, 3.50%, 3/25/15		12,800	12,723,200
Russia – 0.3%
Russian Federation, 7.50%, 3/31/30 (d)		6,843	8,014,659
South Africa – 0.1%
Republic of South Africa, 5.50%, 3/09/20		3,165	3,335,119
Spain – 0.7%
Autonomous Community of Madrid Spain, 3.00%, 7/29/14	CHF	410	433,678
Autonomous Community of Valencia Spain:
4.75%, 3/20/14	EUR	1,700	2,217,882
3.25%, 7/06/15		1,280	1,593,960
4.38%, 7/16/15		1,860	2,382,318
Kingdom of Spain:
4.00%, 3/06/18 (b)	USD	4,360	4,291,548
4.85%, 10/31/20	EUR	3,830	5,143,076
5.40%, 1/31/23		940	1,284,844
Spain Letras del Tesoro, 1.44%, 4/16/14 (f)		5,200	6,692,057

			24,039,363
Total Foreign Government Obligations – 10.7%			357,939,652

Investment Companies – 0.4%		Shares	Value
iShares JPMorgan USD Emerging Markets Bond Fund (g)		114,500	$12,541,185

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations – 4.6%
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36	USD	206	206,831
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		8	8,685
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		13,369	13,021,150
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		5,616	4,539,368
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		10,701	9,042,355
Series 2006-OA21, Class A1, 0.38%, 3/20/47 (a)		21,961	15,447,248
Series 2007-22, Class 2A16, 6.50%, 9/25/37		24,575	18,916,275
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.73%, 2/25/35 (a)		844	774,287
Series 2005-HYB9, Class 2A1, 2.81%, 2/20/36 (a)		15,170	12,058,254
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.89%, 1/27/36 (a)(b)		6,953	6,961,839
Series 2011-2R, Class 1A1, 2.71%, 3/27/37 (a)(b)		3,896	3,789,898
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		13,078	13,055,270
Series 2011-5R, Class 3A1, 5.23%, 9/27/47 (a)(b)		4,980	4,965,904
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-RMP1, Class A2, 0.34%, 12/25/36 (a)		5,339	4,104,569
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 3A1, 2.59%, 8/25/35 (a)		1,766	1,528,478
Fosse Master Issuer PLC, Series 2012-1A, Class 2A2, 1.68%, 10/18/54 (a)(b)		3,645	3,714,036
Gemgarto, Series 2012-1, Class A1, 3.46%, 5/14/45 (a)	GBP	1,682	2,658,557
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.83%, 4/25/35 (a)	USD	5,019	4,893,478
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.46%, 10/25/35 (a)		21,784	18,145,880
Series 2006-2, Class A1, 0.37%, 12/25/36 (a)		6,005	4,926,604
Impac Secured Assets CMN Owner Trust,
Series 2004-3, Class 1A4, 0.99%, 11/25/34 (a)		948	865,783
Lanark Master Issuer PLC, Series 2012-2X, Class 2A, 2.14%, 12/22/54 (a)	GBP	2,673	4,214,553
Residential Mortgage Securities Ltd., Series 26, Class A1, 2.76%, 2/14/41 (a)		1,980	3,112,640
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.86%, 6/21/55 (a)		1,758	2,708,773

			153,660,715

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities – 9.7%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.86%, 6/10/49 (a)	USD	2,730	$3,056,912
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.49%, 11/15/15 (a)(b)		15,497	15,509,118
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A3A, 4.62%, 7/10/43		850	870,158
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)		1,350	1,443,375
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		1,365	1,374,723
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)		5,945	6,001,287
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,260	2,445,630
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)		3,755	3,526,095
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		4,900	4,727,765
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		920	951,172
Credit Suisse Mortgage Capital Certificates:
Series 2007-TF2A, Class A3, 0.46%, 4/15/22 (a)(b)		4,005	3,784,897
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		4,730	5,305,641
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.19%, 3/15/18 (a)(b)		3,820	3,839,864
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.94%, 6/17/49 (a)(b)		3,800	4,259,150
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)		14,969	14,998,821
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		3,850	3,736,660
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49		18,079	18,026,178
German Residential Funding PLC, Series 2013-1, Class E, 4.33%, 8/27/24 (a)	EUR	1,190	1,538,112
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2, 5.64%, 5/10/40 (a)	USD	829	828,918
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A3, 4.57%, 8/10/42		553	552,496
Series 2007-GG11, Class A4, 5.74%, 12/10/49		1,850	2,071,922
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		1,670	1,789,008
Series 2007-GG9, Class AM, 5.48%, 3/10/39		1,500	1,576,733
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, 7/10/39		13,351	14,127,815
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class C, 3.63%, 6/05/31 (b)		820	811,482
GS Mortgage Securities Trust:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		725	680,916
Series 2006-GG8, Class AM, 5.59%, 11/10/39		1,470	1,594,822

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (a)	USD	5,065	$5,484,043
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (a)		2,000	2,015,790
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		1,430	1,508,827
Series 2007-CB20, Class AJ, 6.27%, 2/12/51 (a)		11,095	10,990,174
Series 2007-CB20, Class AM, 6.08%, 2/12/51 (a)		1,000	1,122,703
Series 2007-LD11, Class A2, 5.99%, 6/15/49 (a)		15,286	15,669,647
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		2,214	2,374,399
Series 2013-C10, Class C, 4.30%, 12/15/47 (a)		962	893,103
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (a)		3,055	3,207,341
Series 2007-C1, Class AJ, 5.48%, 2/15/40		5,670	5,414,504
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		3,649	4,066,736
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AJ, 5.46%, 11/12/37 (a)		4,160	4,290,042
ML-CFC Commercial Mortgage Trust:
Series 2006-1, Class AJ, 5.76%, 2/12/39 (a)		3,100	3,151,869
Series 2007-9, Class ASB, 5.64%, 9/12/49		21,463	22,184,887
Morgan Stanley, Series 2007-XLCA, Class A2 0.53%, 7/17/17 (a)		758	737,230
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class CK, 4.30%, 10/15/30 (b)		8,496	7,408,427
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.76%, 4/12/49 (a)		755	756,657
Series 2007-HQ12, Class AM, 5.76%, 4/12/49 (a)		6,695	7,126,138
Series 2007-IQ14, Class AM, 5.88%, 4/15/49 (a)		6,600	6,639,844
Series 2007-IQ15, Class AM, 6.09%, 6/11/49 (a)		4,505	4,850,673
Morgan Stanley Capital I, Inc.,
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		1,450	1,480,617
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 1.47%, 7/17/56 (b)(f)		6,500	6,370,000
Series 2011-IO, Class A, 2.50%, 3/23/51 (b)		1,566	1,579,998
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (b)		2,591	2,588,863
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		2,680	2,602,414
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		5,377	5,444,177
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		2,655	2,599,019
New York Securitization Trust, Series 2012-1, Class A, 6.69%, 12/27/47 (a)(b)		12,069	12,069,000
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (b)		1,022	1,020,833
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 2/16/51 (a)(b)		14,186	15,663,621

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	9

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (b)	USD	7,031	$7,014,185
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (b)		3,562	3,577,994
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		8,521	8,427,141
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48		4,194	4,222,826
Series 2007-C33, Class A4, 6.12%, 2/15/51 (a)		4,310	4,794,578
Series 2007-C33, Class AJ, 6.12%, 2/15/51 (a)		4,370	4,135,248
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		4,972	4,974,969
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class A4, 3.04%, 3/15/45		5,745	5,391,355

			323,279,542
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.42%, 5/15/45 (a)		21,889	2,794,485
Series 2013-CR6, Class XA, 1.71%, 3/10/46 (a)		55,126	4,527,384
GS Mortgage Securities Corp. II,
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		30,760	1,913,272
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class XA, 2.21%, 6/15/45 (a)		20,809	2,206,103
Series 2013-LC11, Class XA, 1.73%, 4/15/46 (a)		26,027	2,661,102
Series 2013-LC11, Class XB, 0.73%, 4/15/46 (a)		4,570	212,784
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.87%, 3/15/45 (a)(b)		41,538	5,507,167
WaMu Commercial Mortgage Securities Trust,
Series 2005-C1A, Class X, 0.85%, 5/25/36 (a)(b)		1,725	27,661
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA, 1.99%, 12/15/45 (a)(b)		36,585	4,167,772

			24,017,730
Total Non-Agency Mortgage-Backed Securities — 15.0%			500,957,987

Other Interests (h)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (i)(j)		1,888	—
Lehman Brothers Holdings, Inc. (j)		7,360	1

			1
Total Other Interests — 0.0%			1

Preferred Securities	Par (000)		Value
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.27%, 6/01/77 (a)		770	624,293

Capital Trusts	Par (000)		Value
Commercial Banks — 0.0%
Deutsche Bank Capital Funding Trust XI, 9.50%, 3/31/49	EUR	80	$108,440
Diversified Financial Services — 0.1%
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(b)	USD	2,513	2,676,345
Insurance — 0.3%
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)		3,020	3,596,539
Prudential Financial, Inc.:
5.88%, 9/15/42 (a)		2,324	2,329,810
5.20%, 3/15/44 (a)		215	203,175
XL Group PLC, 6.50%, 12/29/49 (a)(c)		4,595	4,480,125

			10,609,649
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(c)		3,600	3,600,000
Multi-Utilities — 0.0%
RWE AG, 4.63%, 9/29/49 (a)	EUR	65	86,510
Total Capital Trusts — 0.5%			17,705,237

Preferred Stocks		Shares	Value
Capital Markets — 0.1%
The Goldman Sachs Group, Inc., 5.63%		106,828	2,578,828

Trust Preferreds
Commercial Banks — 0.0%
Barclays Bank PLC, 4.88%, 12/29/49 (a)		500,000	474,579
Diversified Financial Services — 0.4%
Bank of America Corp., 5.20%, 12/29/49 (a)		3,708,000	3,485,520
Citigroup Capital XIII, 7.88%, 10/30/40		349,440,000	9,731,904

			13,217,424
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 6.13%, 3/29/49 (a)		100,000	128,212
Electric Utilities — 0.0%
SSE PLC, 5.03%, 10/29/49 (a)		75,000	101,328
Insurance — 0.0%
Allianz Finance II BV, 4.38%, 12/29/49 (a)		100,000	130,802
Swiss Reinsurance Co via ELM BV, 5.25%, 5/29/49 (a)		100,000	131,466

			262,268
Oil, Gas & Consumable Fuels — 0.1%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		1,343,000	1,289,280
Total Trust Preferreds — 0.5%			15,473,091
Total Preferred Securities — 1.1%			35,757,156

Taxable Municipal Bonds	Par (000)		Value
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	4,410	4,759,493
5.50%, 6/15/43		5,285	5,767,203
Total Taxable Municipal Bonds — 0.3%			10,526,696

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 1.2%
Fannie Mae:
2.80%, 10/09/19 (f)(k)	USD	13,295	$11,167,800
6.63%, 11/15/30 (k)		1,450	1,967,688
Freddie Mac:
2.50%, 4/23/14 (k)		6,100	6,214,229
3.75%, 3/27/19		3,650	4,012,230
4.38%, 7/17/15 (k)		7,950	8,586,286
4.88%, 6/13/18 (k)		4,300	4,959,384
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.78%, 10/25/45 (a)(b)		3,060	2,761,589
Series 2012-K706, Class C, 4.16%, 11/25/44 (a)(b)		710	657,073
Series 2013-K713, Class B, 3.17%, 4/25/20 (a)(b)		615	563,053
U.S. Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 2/10/14		87	88,383

			40,977,715
Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2005-48, Class AR, 5.50%, 2/25/35		28	30,560
Freddie Mac, Series 2825, Class VP, 5.50%, 6/15/15		520	530,248

			560,808
Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32 (a)		4,262	4,919,599
Freddie Mac:
Series K025, Class A2, 2.68%, 10/25/22		6,180	6,091,193
Series K027, Class A2, 2.64%, 1/25/23		7,275	6,929,961
Ginnie Mae, Series 2009-63, Class AC, 4.18%, 1/16/38		335	336,077

			18,276,830
Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2011-123, Class CS, 6.42%, 10/25/41 (a)		16,927	2,935,897
Series 2012-94, Class IK, 4.00%, 9/25/42		19,556	3,317,684
Series 2013-14, Class IA, 4.50%, 3/25/43		7,063	728,868
Series 2013-52, Class EI, 4.00%, 3/25/43		4,821	554,419
Freddie Mac, Series 3990, Class SN, 6.41%, 2/15/40 (a)		2,265	121,486
Ginnie Mae, Series 2013-87, Class AS, 6.01%, 6/20/43 (a)		5,400	837,000

			8,495,354
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2013-M5, Class X2, 2.53%, 1/25/21 (a)		13,363	1,928,672
Freddie Mac:
Series K019, Class X1, 1.89%, 3/25/22 (a)		10,221	1,181,260
Series K707, Class X1, 1.69%, 1/25/47 (a)		22,930	1,648,032
Series K710, Class X1, 1.91%, 5/25/19 (a)		17,048	1,485,136
Series K009, Class X1, 1.67%, 8/25/20 (a)		43,583	3,311,255

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Ginnie Mae, Series 2012-120, Class IO, 1.01%, 2/16/53 (a)	USD	23,838	$1,998,130

			11,552,485
Mortgage-Backed Securities — 57.9%
Fannie Mae Mortgage-Backed Securities:
2.24%, 10/01/42 (a)		5,740	5,850,605
2.50%, 12/01/27-7/01/28 (k)(l)		63,502	63,923,478
2.95%, 3/01/41 (a)		2,582	2,695,581
3.00%, 9/01/27-7/01/43 (k)(l)		342,893	339,203,824
3.16%, 3/01/41 (a)		3,142	3,276,523
3.27%, 12/01/40 (a)		4,733	4,942,242
3.50%, 7/01/27-7/01/43 (k)(l)		253,410	258,306,028
4.00%, 1/01/25-7/01/43 (k)(l)		105,024	110,039,421
4.50%, 2/01/25-7/01/43 (k)(l)		144,548	153,120,700
5.00%, 5/01/23-7/01/43 (k)(l)		114,695	123,761,093
5.01%, 8/01/38 (a)		3,901	4,166,555
5.50%, 12/01/32-7/01/43 (l)		91,882	100,032,632
5.62%, 10/01/38 (a)		28	29,946
6.00%, 2/01/34-7/01/43 (l)		19,843	21,989,344
6.50%, 5/01/40 (k)		19,596	21,710,360
Freddie Mac Mortgage-Backed Securities:
2.31%, 10/01/36 (a)		47	49,675
2.45%, 2/01/37 (a)		36	38,613
2.61%, 2/01/37 (a)		101	107,365
2.92%, 6/01/42 (a)		5,828	5,978,975
3.00%, 7/01/28-7/01/43 (k)(l)		39,353	39,054,405
3.05%, 2/01/41 (a)		4,303	4,501,648
3.50%, 7/01/28-7/01/43 (l)		61,400	62,356,844
4.00%, 7/01/28-7/01/43 (l)		101,418	105,472,296
4.50%, 10/01/41-7/01/43 (k)(l)		46,398	48,852,744
5.00%, 7/01/35-5/01/39		30,204	32,322,881
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (a)		1,253	1,306,768
3.00%, 7/15/43 (l)		59,270	58,602,142
3.50%, 7/15/43 (l)		41,300	42,381,496
4.00%, 10/20/40-7/15/43 (l)		190,624	200,400,613
4.50%, 5/20/41-2/15/42 (k)		72,296	77,543,740
5.00%, 12/15/38-7/15/43 (k)(l)		40,971	44,442,710

			1,936,461,247
Total U.S. Government Sponsored Agency Securities — 60.3%			2,016,324,439

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds:
2.75%, 8/15/42		45	38,841
3.13%, 2/15/43 (k)		308,304	287,782,669
2.88%, 5/15/43 (k)		174,049	154,033,365
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42 (k)		12,082	10,635,711
U.S. Treasury Inflation Indexed Notes, 0.13%, 1/15/23 (k)		44,201	42,858,104
U.S. Treasury Notes:
0.38%, 6/30/15 (k)		80,445	80,476,454
0.50%, 6/15/16 (k)		266,730	265,604,666
0.75%, 12/31/17		480	469,612
0.88%, 1/31/18 (k)		5,529	5,430,517
1.38%, 6/30/18-5/31/20 (k)		82,686	81,754,260

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	11

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
1.13%, 4/30/20	USD	976	$928,115
1.75%, 5/15/23 (k)		127,491	119,403,226
Total U.S. Treasury Obligations — 31.4%			1,049,415,540
Total Long-Term Investments (Cost — $5,713,366,882) — 169.0%			5,651,396,328

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements — 11.6%
Barclays Bank PLC, (0.88)%, Open (Purchased on 5/29/13 to be repurchased at EUR 959,803, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 935,000 and $1,202,237, respectively)	EUR	960	1,249,321
Barclays Bank PLC, (0.38)%, Open (Purchased on 2/06/13 to be repurchased at EUR 2,753,375, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 2,600,000 and $3,359,464, respectively)		2,753	3,583,911
Barclays Bank PLC, (0.25)%, Open (Purchased on 3/21/13 to be repurchased at EUR 192,477, collateralized by Kingdom of Spain, 5.50% due at 7/30/17, par and fair value of EUR 165,000 and $233,122, respectively)		192	250,537
Barclays Bank PLC, (0.18)%, Open (Purchased on 2/20/13 to be repurchased at EUR 2,120,275, collateralized by Kingdom of Spain, 5.90% due at 7/30/26, par and fair value of EUR 1,870,000 and $2,638,534, respectively)		2,120	2,759,841
Barclays Bank PLC, (0.16)%, Open (Purchased on 1/16/13 to be repurchased at EUR 7,541,367, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 6,620,000 and $9,061,420, respectively)		7,541	9,816,164
Barclays Bank PLC, (0.10)%, Open (Purchased on 5/22/13 to be repurchased at EUR 6,674,806, collateralized by Republic of France, 4.00% due at 4/25/18, par and fair value of EUR 5,680,000 and $8,387,945, respectively)		6,675	8,688,212
Barclays Bank PLC, (0.10)%, Open (Purchased on 5/22/13 to be repurchased at EUR 666,732, collateralized by Republic of France, 4.00% due at 4/25/18, par and fair value of EUR 570,000 and $837,854, respectively)		667	867,847
Barclays Bank PLC, (0.10)%, Open (Purchased on 6/10/13 to be repurchased at $42,638, collateralized by Teck Resources Ltd., 5.40% due at 2/01/43, par and fair value of USD 45,000 and $39,395, respectively)	USD	43	42,638
Barclays Bank PLC, (0.09)%, Open (Purchased on 2/06/13 to be repurchased at EUR 3,843,768, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 3,460,000 and $4,618,526, respectively)	EUR	3,844	5,003,213
Barclays Bank PLC, (0.08)%, Open (Purchased on 1/28/13 to be repurchased at EUR 2,882,843, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 2,550,000 and $3,463,914, respectively)		2,883	3,752,431

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Barclays Bank PLC, (0.08)%, Open (Purchased on 1/29/13 to be repurchased at EUR 733,004, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 650,000 and $880,750, respectively)	EUR	733	$954,110
Barclays Bank PLC, (0.08)%, Open (Purchased on 11/14/12 to be repurchased at EUR 29,465,149, collateralized by French Treasury Notes, 1.00% due at 7/25/17, par and fair value of EUR 29,115,000 and $37,814,440, respectively)		29,578	38,499,565
Barclays Bank PLC, (0.08)%, Open (Purchased on 11/14/12 to be repurchased at EUR 29,583,516, collateralized by French Treasury Notes, 1.00% due at 7/25/17, par and fair value of EUR 29,115,000 and $50,563,748, respectively)		29,584	38,507,167
Barclays Bank PLC, (0.07)%, Open (Purchased on 2/27/13 to be repurchased at EUR 2,284,236, collateralized by Kingdom of Spain, 5.50% due at 4/30/21, par and fair value of EUR 2,030,000 and $2,834,697, respectively)		2,284	2,973,259
Barclays Bank PLC, (0.06)%, Open TBD		5,474	7,125,322
Barclays Bank PLC, (0.05)%, Open (Purchased on 5/22/13 to be repurchased at EUR 667,749, collateralized by Kingdom of Belgium, 4.00% due at 3/28/18, par and fair value of EUR 570,000 and $840,063, respectively)		668	869,171
Barclays Bank PLC, (0.04)%, Open (Purchased on 5/21/13 to be repurchased at EUR 6,582,817, collateralized by Kingdom of Belgium, 4.00% due at 3/28/18, par and fair value of EUR 5,680,000 and $8,281,523, respectively)		6,583	8,568,475
Barclays Bank PLC, (0.04)%, Open (Purchased on 5/23/13 to be repurchased at EUR 2,168,846, collateralized by Kingdom of Spain, 5.50% due at 7/30/17, par and fair value of EUR 1,867,000 and $2,626,835, respectively)		2,169	2,823,063
Barclays Bank PLC, (0.03)%, Open (Purchased on 4/16/13 to be repurchased at EUR 7,353,782, collateralized by Kingdom of Spain, 5.50% due at 7/30/17, par and fair value of EUR 6,350,000 and $8,906,658, respectively)		7,354	9,571,996
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 11/15/12 to be repurchased at EUR 59,608,500, collateralized by French Treasury Notes, 1.00% due at 7/25/17, par and fair value of EUR 58,800,000 and $101,882,047, respectively)		59,609	77,588,967
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 5/20/13 to be repurchased at $403,463, collateralized by State Street Corp., 3.10% due at 5/15/23, par and fair value of USD 406,000 and $380,288, respectively)	USD	403	403,462
Credit Suisse Securities (USA) LLC, 0.00%, 7/09/13 (Purchased on 6/24/13 to be repurchased at $31,572,450, collateralized by U.S. Treasury Notes, 0.63% due at 4/30/18, par and fair value of USD 32,760,000 and $31,659,461, respectively)		31,572	31,572,450

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
Credit Suisse Securities (USA) LLC, 0.05%, Open (Purchased on 4/04/13 to be repurchased at $6,980,324, collateralized by U.S. Treasury Notes, 1.13% due at 3/31/20, par and fair value of USD 6,966,000 and $6,631,065, respectively)		6,931	$6,931,170
Credit Suisse Securities (USA) LLC, 0.05%, Open (Purchased on 5/09/13 to be repurchased at $1,602,238, collateralized by U.S. Treasury Notes, 1.13% due at 3/31/20, par and fair value of USD 1,600,000 and $1,530,723, respectively)		1,600	1,600,000
Credit Suisse Securities (USA) LLC, 0.05%, Open (Purchased on 5/16/13 to be repurchased at $105,906,463, collateralized by U.S. Treasury Notes, 2.00% due at 2/15/23, par and fair value of USD 104,470,000 and $98,884,048, respectively)		105,906	105,906,462
Credit Suisse Securities (USA) LLC, 0.07%, Open (Purchased on 3/19/13 to be repurchased at $1,255,275, collateralized by U.S. Treasury Notes, 1.25% due at 2/29/20, par and fair value of USD 1,260,000 and $1,213,045, respectively)		1,255	1,255,275
Credit Suisse Securities (USA) LLC, 0.09%, Open (Purchased on 2/27/13 to be repurchased at $682,228, collateralized by U.S. Treasury Notes, 1.63% due at 11/15/22, par and fair value of USD 687,000 and $641,325, respectively)		678	677,554
Credit Suisse Securities (USA) LLC, 0.11%, Open (Purchased on 6/13/13 to be repurchased at $12,076,438, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 13,550,000 and $11,682,647, respectively)		12,076	12,076,437
Morgan Stanley & Co. International PLC, (0.05)%, Open (Purchased on 3/04/13 to be repurchased at EUR 2,811,188, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 2,585,000 and $3,658,489, respectively)	EUR	2,811	3,659,162

			387,577,182

	Shares	Value
Money Market Funds — 0.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (g)(m)	14,866,655	14,866,655
Total Short-Term Securities (Cost — $399,719,299) — 12.1%		402,443,837

Options Purchased		Value
(Cost — $14,660,421) — 0.5%		16,870,814
Total Investments Before Investments Sold Short, TBA Sale Commitments, Options Written and Borrowed Bonds (Cost — $6,127,746,602) — 181.6%		6,070,710,979

Investments Sold Short		Shares	Value
Pharmaceuticals — 0.0%
Mallinckrodt PLC		3,700	$(168,091)
Total Investments Sold Short (Proceeds — $159,815) — (0.0)%			(168,091)

TBA Sale Commitments (l)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%,7/01/28	USD	12,400	(12,471,687)
3.00%, 7/01/28-7/01/43		219,535	(217,070,675)
3.50%, 7/01/28-7/01/43		141,900	(144,774,198)
4.00%, 7/01/28-7/01/43		66,800	(69,823,858)
4.50%, 7/01/28-7/01/43		87,800	(92,903,575)
5.00%,7/01/43		92,200	(99,223,049)
5.50%,7/01/43		74,500	(80,913,988)
6.00%,7/01/43		19,900	(21,641,250)
6.50%,7/01/43		5,600	(6,212,281)
Freddie Mac Mortgage-Backed Securities:
3.50%,7/01/43		25,900	(26,231,844)
4.00%,7/01/43		44,000	(45,754,843)
Ginnie Mae Mortgage-Backed Securities:
3.00%,7/15/43		27,020	(26,712,304)
4.00%,7/15/43		147,900	(155,106,993)
4.50%,7/15/43		12,000	(12,770,156)
5.00%,7/15/43		1,100	(1,190,406)
Total TBA Sale Commitments (Proceeds — $1,017,999,213) — (30.3)%			(1,012,801,107)

Options Written			Value
(Premiums Received — $ 13,282,192) — (0.5)%			(15,592,842)

Borrowed Bonds	Par (000)		Value
Corporate Bonds — 0.0%
State Street Corp.,
3.10%, 5/15/23		406	(380,288)
Teck Resources Ltd.,
5.40%, 2/01/43		45	(39,395)

			(419,683)
Foreign Government Obligations — (6.4)%
Buoni Poliennali Del Tesoro:
3.75%, 8/01/21	EUR	935	(1,202,237)
4.75%, 9/01/21		13,280	(18,024,610)
4.50%, 3/01/26		2,600	(3,359,464)
French Treasury Notes,
1.00%, 7/25/17		117,030	(152,445,795)
Kingdom of Belgium,
4.00%, 3/28/18		6,250	(9,121,586)
Kingdom of Spain:
5.50%, 7/30/17-4/30/21		10,412	(14,601,312)
5.85%, 1/31/22		2,585	(3,658,489)
5.90%, 7/30/26		1,870	(2,638,534)
Republic of France,
4.00%, 4/25/18		6,250	(9,225,799)

			(214,277,826)
U.S. Treasury Obligations — (4.6)%
U.S. Treasury Bonds,
2.75%, 11/15/42	USD	13,550	(11,682,647)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	13

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Borrowed Bonds	Par (000)		Value
U.S. Treasury Obligations (concluded)
U.S. Treasury Notes,
0.63%, 4/30/18	USD	32,760	$(31,659,461)
1.25%, 2/29/20		1,260	(1,213,045)
1.13%, 3/31/20		8,566	(8,161,788)
1.63%, 11/15/22		687	(641,325)
2.00%, 2/15/23		102,745	(98,884,048)

			(152,242,314)
Total Borrowed Bonds
(Proceeds — $376,289,562) — (11.0)%			(366,939,823)
Total Investments Net of Investments Sold Short, TBA Sale Commitments, Options Written and Borrowed Bonds — 139.8%			4,675,209,116
Liabilities in Excess of Other Assets — (39.8)%			(1,331,226,538)

Net Assets — 100.0%			$3,343,982,578

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,136,279,553

Gross unrealized appreciation	$65,833,566
Gross unrealized depreciation	(131,402,140)

Net unrealized depreciation	$(65,568,574)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2012	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at June 30, 2013	Value at June 30, 2013	Income
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.24%, 12/25/35	$8,543	—		$(8,543)	—	—	$52
BlackRock Liquidity Funds, TempFund, Institutional Class	9,146,877	5,719,778	[1]	—	14,866,655	14,866,655	$9,313
iShares JPMorgan USD Emerging Markets Bond Fund	114,500	—		—	114,500	12,541,185	$422,298

[1]	Represents net shares purchased.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Non-income producing security.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	All or a portion of securities with an aggregate market value of $2,237,617,600 have been pledged as collateral in connection with open reverse repurchase agreements.

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(l)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(6,809,764)	$211,247
BNP Paribas Securities Corp.	$(20,646,483)	$275,673
Citigroup Global Markets, Inc.	$(4,140,654)	$(784,160)
Credit Suisse Securities (USA) LLC	$(174,884,293)	$2,282,639
Deutsche Bank Securities, Inc.	$(75,438,203)	$(223,257)
Goldman Sachs & Co.	$122,566,750	$(1,805,243)
J.P. Morgan Securities LLC	$(11,061,328)	$(266,695)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$45,501,328	$(1,105,523)
Morgan Stanley & Co. LLC	$33,958,846	$(546,744)
RBC Capital Markets LLC	$3,633,070	$(27,953)
RBS Securities, Inc.	$21,760,702	$(54,661)
Wells Fargo Securities, LLC	$3,966,820	$(7,430)

(m)	Represents the current yield as of report date.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.28%	10/10/12	Open	$11,616,506	$11,640,359
Deutsche Bank Securities, Inc.	0.28%	10/10/12	Open	5,294,375	5,305,246
Deutsche Bank Securities, Inc.	0.28%	10/10/12	Open	2,245,688	2,250,299
Credit Suisse Securities (USA) LLC	0.11%	2/27/13	Open	40,578,597	40,593,972
Credit Suisse Securities (USA) LLC	0.18%	3/11/13	Open	33,035,979	33,054,314
Credit Suisse Securities (USA) LLC	0.18%	3/11/13	Open	10,665,710	10,671,629
BNP Paribas Securities Corp.	0.14%	3/22/13	Open	32,320,000	32,332,695
BNP Paribas Securities Corp.	0.19%	4/09/13	Open	13,031,400	13,037,108
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.12%	5/13/13	Open	37,381,500	37,387,606
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.12%	5/15/13	Open	5,563,556	5,564,428
HSBC Securities (USA), Inc.	0.23%	6/12/13	7/15/13	404,768,000	404,850,752
Deutsche Bank Securities, Inc.	0.08%	6/20/13	Open	8,745,000	8,745,136
Deutsche Bank Securities, Inc.	0.08%	6/20/13	Open	6,237,250	6,237,347
BNP Paribas Securities Corp.	0.17%	6/27/13	7/08/13	150,025,000	150,032,084
Credit Suisse Securities (USA) LLC	0.02%	6/28/13	7/01/13	118,929,740	118,929,938
Deutsche Bank Securities, Inc.	0.12%	6/28/13	7/01/13	265,729,762	265,732,420
Morgan Stanley & Co. LLC	0.20%	6/28/13	7/01/13	196,612,500	196,615,777
BNP Paribas Securities Corp.	0.09%	6/28/13	7/08/13	80,445,000	80,446,408
Deutsche Bank Securities, Inc.	0.07%	6/28/13	7/08/13	265,729,762	265,733,379
Deutsche Bank Securities, Inc.	(0.05)%	6/28/13	7/08/13	119,363,449	119,362,288
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.10%	6/28/13	7/08/13	50,202,169	50,203,145
Morgan Stanley & Co. LLC	0.14%	6/28/13	7/08/13	207,625,000	207,630,652
Total				$2,066,145,943	$2,066,356,982

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
193	Australian Government Bonds (10 Year)	Sydney	September 2013	USD	160,249,252	$(115,067)
61	EURO STOXX 50 Index	Eurex	September 2013	USD	2,062,817	3,046
562	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	USD	123,640,000	(82,039)
945	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	USD	114,389,297	(766,253)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	15

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Financial futures contracts as of June 30, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
1,276	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2013	USD	173,336,625	(3,745,821)
180	CBOE Volatility Index	Chicago Board of Trade	November 2013	USD	3,726,000	(85,481)
516	Euro Dollar Futures	Chicago Mercantile	June 2014	USD	128,367,900	11,404
173	Three Month Sterling	NYSE Liffe	June 2014	USD	32,650,636	71,498
(98)	CBOE Volatility Index	Chicago Board of Trade	July 2013	USD	(1,768,900)	144,327
(521)	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	(129,839,713)	(66,289)
(168)	Euro-Bobl	Eurex	September 2013	USD	(27,378,231)	86,782
(232)	Euro-Bund	Eurex	September 2013	USD	(42,736,365)	515,664
(16)	Euro-Schatz	Eurex	September 2013	USD	(2,298,284)	3,522
(116)	Gilt British	Chicago Mercantile	September 2013	USD	(19,742,656)	836,149
(279)	S&P 500 E-Mini Index	Chicago Mercantile	September 2013	USD	(22,309,538)	(169,647)
(3,352)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	USD	(424,237,500)	1,249,509
(174)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2013	USD	(25,632,375)	935,719
(173)	Three Month Sterling	NYSE Liffe	December 2013	USD	(32,686,816)	(43,639)
(5)	Euro Dollar Futures	Chicago Mercantile	September 2014	USD	(1,242,937)	(1,072)
(5)	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	(1,241,562)	115
(17)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	(4,214,937)	6,089
(29)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	(7,176,413)	16,518
(29)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	(7,159,738)	(2,889)
(29)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	(7,141,250)	(2,552)
(17)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	(4,174,988)	(2,154)
Total						$(1,202,561)

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	168,253,793	USD	1,735,000	BNP Paribas S.A.	7/10/13	$(38,473)
USD	1,735,000	JPY	166,939,965	BNP Paribas S.A.	7/10/13	51,721
JPY	166,015,210	USD	1,735,000	Deutsche Bank AG	7/11/13	(61,039)
JPY	169,065,513	USD	1,735,000	Deutsche Bank AG	7/11/13	(30,282)
USD	1,735,000	JPY	167,441,380	Citibank N.A.	7/11/13	46,658
USD	1,735,000	JPY	166,539,180	Citibank N.A.	7/11/13	55,755
GBP	5,735,000	USD	8,816,175	The Bank of New York Mellon	7/17/13	(94,649)
GBP	1,675,000	USD	2,623,395	The Bank of New York Mellon	7/17/13	(76,132)
GBP	1,220,000	USD	1,839,226	The Bank of New York Mellon	7/17/13	16,095
JPY	85,753,000	USD	904,033	The Bank of New York Mellon	7/17/13	(39,351)
MXN	8,553,000	USD	671,487	The Bank of New York Mellon	7/17/13	(12,555)
USD	67,358,993	GBP	43,999,000	Barclays Bank PLC	7/17/13	447,325
EUR	23,442,000	USD	30,147,139	Citibank N.A.	7/23/13	369,119
EUR	58,511,000	USD	76,378,972	Goldman Sachs Bank USA	7/23/13	(210,696)
EUR	862,739	USD	1,156,509	The Bank of New York Mellon	7/23/13	(33,415)
EUR	500,000	USD	666,080	The Bank of New York Mellon	7/23/13	(15,191)
USD	2,768,990	EUR	2,147,000	Bank of America N.A.	7/23/13	(25,925)
USD	53,054,783	EUR	40,167,000	Bank of America N.A.	7/23/13	766,304
USD	393,306,831	EUR	299,548,234	Citibank N.A.	7/23/13	3,361,817
USD	344,285	EUR	265,000	Deutsche Bank AG	7/23/13	(686)
USD	12,995,305	EUR	10,082,000	Goldman Sachs Bank USA	7/23/13	(129,211)
USD	15,316,277	EUR	11,835,000	Goldman Sachs Bank USA	7/23/13	(90,254)
USD	3,518,266	EUR	2,718,000	Goldman Sachs Bank USA	7/23/13	(19,964)
USD	2,043,880	EUR	1,579,000	Goldman Sachs Bank USA	7/23/13	(11,626)
USD	13,849,026	EUR	10,584,000	Goldman Sachs Bank USA	7/23/13	71,018

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,318,454	EUR	1,014,000	JPMorgan Chase Bank N.A.	7/23/13	$(1,548)
USD	1,373,169	EUR	1,052,000	JPMorgan Chase Bank N.A.	7/23/13	3,700
USD	6,248,714	EUR	4,781,000	JPMorgan Chase Bank N.A.	7/23/13	24,918
USD	31,213,777	EUR	23,772,000	Morgan Stanley Capital Services LLC	7/23/13	267,933
USD	254,764	EUR	197,749	The Bank of New York Mellon	7/23/13	(2,661)
USD	4,410,792	EUR	3,427,000	UBS AG	7/23/13	(50,398)
USD	3,755,388	EUR	2,850,000	JPMorgan Chase Bank N.A.	7/24/13	45,308
CNY	53,305,000	USD	8,393,166	Standard Chartered Bank	8/19/13	253,481
USD	8,273,320	CNY	53,305,000	Credit Suisse AG	8/19/13	(373,327)
AUD	10,735,000	USD	10,096,321	Bank of America N.A.	9/18/13	(338,351)
AUD	13,000,000	USD	11,879,920	Citibank N.A.	9/18/13	(63,095)
AUD	4,300,000	USD	3,946,325	UBS AG	9/18/13	(37,683)
CAD	18,280,745	USD	17,310,000	Canadian Imperial Bank of Commerce	9/18/13	36,869
CHF	1,678,504	USD	1,810,000	Bank of America N.A.	9/18/13	(31,655)
CHF	1,717,512	USD	1,850,000	Citibank N.A.	9/18/13	(30,326)
GBP	9,470,000	USD	14,585,969	Barclays Bank PLC	9/18/13	(190,428)
GBP	7,500,000	USD	11,603,138	Goldman Sachs Bank USA	9/18/13	(202,234)
JPY	1,632,511,395	USD	16,890,000	BNP Paribas S.A.	9/18/13	(423,398)
JPY	1,196,132,075	USD	12,685,000	Goldman Sachs Bank USA	9/18/13	(620,012)
JPY	1,059,312,198	USD	11,235,000	Royal Bank of Scotland PLC	9/18/13	(550,069)
JPY	355,322,500	USD	3,625,000	Royal Bank of Scotland PLC	9/18/13	(40,980)
MXN	146,864,141	USD	11,285,000	JPMorgan Chase Bank N.A.	9/18/13	(34,778)
MXN	175,893,540	USD	13,560,000	Morgan Stanley Capital Services LLC	9/18/13	(86,041)
USD	2,206,758	AUD	2,320,000	Citibank N.A.	9/18/13	97,910
USD	27,218,085	AUD	29,830,000	Goldman Sachs Bank USA	9/18/13	103,018
USD	16,067,550	AUD	17,000,000	UBS AG	9/18/13	614,780
USD	17,310,000	CAD	17,721,459	BNP Paribas S.A.	9/18/13	493,846
USD	2,780,000	CHF	2,579,698	Bank of America N.A.	9/18/13	46,855
USD	3,660,000	CHF	3,366,157	BNP Paribas S.A.	9/18/13	93,616
USD	21,410,427	EUR	16,050,000	Bank of America N.A.	9/18/13	511,239
USD	1,974,119	GBP	1,260,000	BNP Paribas S.A.	9/18/13	58,767
USD	26,583,335	GBP	16,970,000	Credit Suisse International	9/18/13	786,890
USD	3,625,000	JPY	347,534,550	Bank of America N.A.	9/18/13	119,534
USD	54,529,000	JPY	5,227,782,476	Bank of America N.A.	9/18/13	1,798,090
Total						$6,576,133

•	Exchange-traded options purchased as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
E-Mini S&P 500 Index Futures	Call	USD	1,625.00	7/19/13	86	$48,375
E-Mini S&P 500 Index Futures	Call	USD	1,650.00	12/20/13	158	356,290
SPDR S&P 500 ETF Trust	Call	USD	165.00	12/21/13	5,010	2,297,085
EURO STOXX 50 Index	Put	EUR	2,700.00	7/19/13	76	113,368
E-Mini S&P 500 Index Futures	Put	USD	1,475.00	12/20/13	158	307,310
SPDR S&P 500 ETF Trust	Put	USD	148.00	12/21/13	5,010	2,061,615
Total						$5,184,043

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	17

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Over-the-counter options purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
USD Currency	Deutsche Bank AG	Call	JPY	100.00	7/05/13	—	USD	20,480	$108,431
USD Currency	Citibank N.A.	Call	JPY	97.50	7/10/13	—	USD	6,748	153,357
USD Currency	Royal Bank of Scotland PLC	Call	JPY	102.50	7/22/13	—	USD	8,730	39,077
USD Currency	Royal Bank of Scotland PLC	Call	JPY	104.00	8/07/13	—	USD	9,780	44,234
USD Currency	Royal Bank of Scotland PLC	Call	JPY	107.50	8/07/13	—	USD	9,415	12,452
EUR Currency	Deutsche Bank AG	Call	CHF	1.29	8/26/13	—	EUR	9,370	15,536
EUR Currency	UBS AG	Call	CHF	1.26	8/26/13	—	EUR	9,370	39,691
USD Currency	Deutsche Bank AG	Call	JPY	104.00	9/05/13	—	USD	18,360	157,683
USD Currency	Deutsche Bank AG	Call	JPY	108.00	9/05/13	—	USD	18,360	58,254
USD Currency	Deutsche Bank AG	Call	JPY	105.00	9/10/13	—	USD	5,440	39,579
USD Currency	Deutsche Bank AG	Call	JPY	100.30	9/12/13	—	USD	32,650	687,367
NOK Currency	Barclays Bank PLC	Call	SEK	1.14	9/20/13	—	NOK	51,030	30,141
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	100.00	10/31/13	—	USD	16,895	489,828
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	110.00	10/31/13	—	USD	16,895	90,104
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	100.00	10/31/13	—	USD	6,305	182,798
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	110.00	10/31/13	—	USD	6,305	33,626
USD Currency	Deutsche Bank AG	Call	MXN	13.16	11/18/13	—	USD	4,745	173,906
USD Currency	Royal Bank of Scotland PLC	Call	MXN	13.16	11/18/13	—	USD	4,750	174,089
EUR Currency	Deutsche Bank AG	Call	CHF	1.25	12/12/13	—	EUR	8,485	107,635
USD Currency	Deutsche Bank AG	Put	JPY	95.00	8/07/13	—	USD	9,780	55,391
AUD Currency	UBS AG	Put	USD	0.90	8/08/13	—	AUD	18,085	236,135
AUD Currency	UBS AG	Put	USD	0.93	8/08/13	—	AUD	9,145	259,246
GBP Currency	Deutsche Bank AG	Put	NOK	8.80	8/09/13	—	GBP	5,855	15,955
GBP Currency	Deutsche Bank AG	Put	NOK	8.60	8/09/13	—	GBP	5,660	4,901
AUD Currency	Goldman Sachs Bank USA	Put	USD	0.93	8/13/13	—	AUD	94,385	2,764,867
AUD Currency	JPMorgan Chase Bank N.A.	Put	USD	0.97	8/13/13	—	AUD	44,990	2,778,856
USD Currency	Barclays Bank PLC	Put	MXN	12.20	8/26/13	—	USD	7,500	13,356
USD Currency	Deutsche Bank AG	Put	MXN	11.80	8/26/13	—	USD	7,500	1,807
USD Currency	Deutsche Bank AG	Put	MXN	12.00	8/26/13	—	USD	3,695	2,590
AUD Currency	Deutsche Bank AG	Put	USD	0.85	9/10/13	—	AUD	9,130	60,369
USD Currency	Bank of America N.A.	Put	JPY	91.40	9/12/13	—	USD	32,650	156,217
GBP Currency	Barclays Bank PLC	Put	USD	1.50	9/19/13	—	GBP	5,980	112,972
GBP Currency	Morgan Stanley Capital Services LLC	Put	USD	1.53	9/19/13	—	GBP	5,980	192,349
EUR Currency	Royal Bank of Scotland PLC	Put	USD	1.24	10/01/13	—	EUR	67,700	452,317
EUR Currency	Citibank N.A.	Put	USD	1.25	11/18/13	—	EUR	11,395	146,556
EUR Currency	Citibank N.A.	Put	USD	1.21	11/18/13	—	EUR	11,395	73,246
EUR Currency	Citibank N.A.	Put	USD	1.29	11/18/13	—	EUR	10,590	259,930
USD Currency	Deutsche Bank AG	Put	MXN	12.00	11/18/13	—	USD	9,495	38,271
GBP Currency	Barclays Bank PLC	Put	USD	1.50	12/06/13	—	GBP	18,295	538,947
GBP Currency	Deutsche Bank AG	Put	USD	1.54	12/06/13	—	GBP	18,295	884,704
Total									$11,686,770

•	Over-the-counter interest rate swaptions purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-month LIBOR	7/29/13	USD	14,800	$1

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Exchange-traded options written as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
E-Mini S&P 500 Index Futures	Call	USD	1,650.00	7/19/13	86	$(17,200)
E-Mini S&P 500 Index Futures	Call	USD	1,700.00	12/20/13	158	(203,030)
SPDR S&P 500 ETF Trust	Call	USD	170.00	12/21/13	5,010	(1,310,115)
E-Mini S&P 500 Index Futures	Put	USD	1,525.00	12/20/13	158	(406,850)
SPDR S&P 500 ETF Trust	Put	USD	153.00	12/21/13	5,010	(2,727,945)
Total						$(4,665,140)

•	Over-the-counter options written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Barclays Bank PLC	Call	JPY	100.00	7/05/13	USD	4,100	$(21,707)
USD Currency	BNP Paribas S.A.	Call	JPY	100.00	7/05/13	USD	4,100	(21,707)
USD Currency	Morgan Stanley Capital Services LLC	Call	JPY	100.00	7/05/13	USD	4,100	(21,707)
USD Currency	Morgan Stanley Capital Services LLC	Call	JPY	100.00	7/05/13	USD	8,180	(43,309)
USD Currency	Citibank N.A.	Call	JPY	101.50	7/10/13	USD	13,495	(48,264)
USD Currency	Deutsche Bank AG	Call	JPY	107.50	8/07/13	USD	9,415	(12,452)
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	104.00	8/07/13	USD	9,780	(44,234)
EUR Currency	UBS AG	Call	CHF	1.29	8/26/13	EUR	9,370	(15,536)
USD Currency	Deutsche Bank AG	Call	JPY	108.00	9/05/13	USD	18,360	(58,254)
USD Currency	Deutsche Bank AG	Call	JPY	104.00	9/05/13	USD	18,360	(157,683)
USD Currency	Barclays Bank PLC	Call	JPY	105.00	9/10/13	USD	5,440	(39,579)
USD Currency	Bank of America N.A.	Call	JPY	100.30	9/12/13	USD	32,650	(687,367)
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	105.00	10/31/13	USD	12,615	(159,353)
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	105.00	10/31/13	USD	33,790	(426,835)
USD Currency	Deutsche Bank AG	Call	MXN	13.16	11/18/13	USD	9,495	(347,995)
EUR Currency	Deutsche Bank AG	Call	CHF	1.30	12/12/13	EUR	8,485	(40,382)
USD Currency	Royal Bank of Scotland PLC	Put	JPY	95.00	8/07/13	USD	9,780	(55,391)
AUD Currency	UBS AG	Put	USD	0.87	8/08/13	AUD	8,730	(48,019)
AUD Currency	UBS AG	Put	USD	0.90	8/08/13	AUD	9,145	(119,406)
AUD Currency	UBS AG	Put	USD	0.93	8/08/13	AUD	9,355	(265,199)
GBP Currency	Deutsche Bank AG	Put	NOK	8.80	8/09/13	GBP	5,855	(15,955)
AUD Currency	Deutsche Bank AG	Put	USD	0.93	8/13/13	AUD	49,395	(1,446,952)
AUD Currency	Goldman Sachs Bank USA	Put	USD	0.97	8/13/13	AUD	44,990	(2,778,856)
AUD Currency	JPMorgan Chase Bank N.A.	Put	USD	0.93	8/13/13	AUD	44,990	(1,317,915)
USD Currency	Barclays Bank PLC	Put	MXN	11.80	8/26/13	USD	7,500	(1,807)
AUD Currency	Deutsche Bank AG	Put	USD	0.80	9/10/13	AUD	9,130	(18,383)
USD Currency	Deutsche Bank AG	Put	JPY	91.40	9/12/13	USD	32,650	(156,217)
GBP Currency	Barclays Bank PLC	Put	USD	1.53	9/19/13	GBP	5,980	(192,349)
GBP Currency	Morgan Stanley Capital Services LLC	Put	USD	1.50	9/19/13	GBP	5,980	(112,972)
EUR Currency	Citibank N.A.	Put	USD	1.16	10/01/13	EUR	67,700	(56,098)
EUR Currency	Citibank N.A.	Put	USD	1.21	11/18/13	EUR	11,395	(73,246)
EUR Currency	Citibank N.A.	Put	USD	1.25	11/18/13	EUR	21,180	(272,405)
USD Currency	Deutsche Bank AG	Put	MXN	12.00	11/18/13	USD	4,745	(19,126)
USD Currency	Royal Bank of Scotland PLC	Put	MXN	12.00	11/18/13	USD	4,750	(19,146)
GBP Currency	Barclays Bank PLC	Put	USD	1.54	12/06/13	GBP	18,295	(884,704)
GBP Currency	Deutsche Bank AG	Put	USD	1.50	12/06/13	GBP	18,295	(538,947)
Total								$(10,539,457)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	19

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Over-the-counter credit default swaptions written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Rating[1]	Expiration Date	Notional Amount[2] (000)		Market Value
Bought protection on 5-Year Credit Default Swaps	Credit Suisse International	Call	USD	100.00	Receive	CDX.NA.IG Series 20 Version 1	BBB+	7/17/13	USD	21,550	$(137,235)
Bought protection on 5-Year Credit Default Swaps	Credit Suisse International	Call	USD	85.00	Receive	CDX.NA.IG Series 20 Version 1	BBB+	7/17/13	USD	24,550	(37,797)
Bought protection on 5-Year Credit Default Swaps	Credit Suisse International	Call	USD	90.00	Receive	CDX.NA.IG Series 20 Version 1	BBB+	7/17/13	USD	26,600	(74,323)
Bought protection on 5-Year Credit Default Swaps	Credit Suisse International	Call	USD	95.00	Receive	CDX.NA.IG Series 20 Version 1	BBB+	7/17/13	USD	23,900	(106,154)
Sold protection on 5-Year Credit Default Swaps	Credit Suisse International	Put	USD	100.00	Pay	CDX.NA.IG Series 20 Version 1	BBB+	7/17/13	USD	21,550	(16,662)
Sold protection on 5-Year Credit Default Swaps	Credit Suisse International	Put	USD	105.00	Pay	CDX.NA.IG Series 20 Version 1	BBB+	7/17/13	USD	19,550	(9,538)
Sold protection on 5-Year Credit Default Swaps	Credit Suisse International	Put	USD	110.00	Pay	CDX.NA.IG Series 20 Version 1	BBB+	7/17/13	USD	17,800	(6,536)
Total											$(388,245)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps — buy protection outstanding as of June 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Kingdom of Spain	1.00%	JPMorgan Chase Bank N.A.	6/20/14	USD	6,720	$(71,897)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	12,800	(352,534)
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/15	EUR	55,200	(169,309)
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/15	EUR	53,486	(164,052)
Republic of Portugal	1.00%	Barclays Bank PLC	12/20/15	USD	1,200	(39,657)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	1,350	(44,614)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	24,119
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	3,100	(103,421)
Republic of Ireland	1.00%	Citibank N.A.	12/20/16	USD	4,000	(607,634)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	5,750	(126,957)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	3,800	263,333
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	2,000	(259,121)
Banco de Sabadell SA	5.00%	BNP Paribas S.A.	6/20/17	EUR	720	(50,215)
Caja de Ahorros Y Pensiones de Barcelona	3.00%	BNP Paribas S.A.	6/20/17	EUR	720	(31,503)
Caja de Ahorros Y Pensiones de Barcelona	3.00%	BNP Paribas S.A.	6/20/17	EUR	540	(24,872)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	103,800	(1,467,961)
Republic of Portugal	1.00%	Citibank N.A.	6/20/17	USD	6,000	(1,057,461)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Citibank N.A.	9/20/17	EUR	2,230	(137,267)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/17	EUR	5,950	(350,908)
CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse International	12/20/17	USD	17,540	(816,362)
CDX.NA.IG Series 19 Version 1	1.00%	Credit Suisse International	12/20/17	USD	7,300	(37,088)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/17	EUR	1,300	(91,036)
Clariant AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	2,070	(333,246)
Compagnie de Saint-Gobain SA	1.00%	Goldman Sachs International	12/20/17	EUR	750	(13,616)
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	555	(14,549)
Diageo PLC	1.00%	Deutsche Bank AG	12/20/17	EUR	3,650	(21,417)
Henkel AG & Co. KGaA	1.00%	Credit Suisse International	12/20/17	EUR	1,950	(23,842)
iTraxx Sub Financials Series 18 Version 1	1.00%	Barclays Bank PLC	12/20/17	EUR	9,735	(35,683)

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps — buy protection outstanding as of June 30, 2013 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Sub Financials Series 18 Version 1	1.00%	Citibank N.A.	12/20/17	EUR	4,700	$(10,864)
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase Bank N.A.	3/20/18	EUR	620	(12,107)
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	3,200	(4,428)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,250	(1,054)
Finmeccanica SpA	5.00%	Bank of America N.A.	3/20/18	EUR	470	2,035
Kingdom of Spain	1.00%	Citibank N.A.	3/20/18	USD	2,180	6,629
Kingdom of Spain	1.00%	JPMorgan Chase Bank N.A.	3/20/18	USD	2,180	6,629
Marks & Spencer PLC	1.00%	Credit Suisse International	3/20/18	EUR	1,330	(3,171)
Republic of Ireland	1.00%	Bank of America N.A.	3/20/18	USD	800	(8,971)
Republic of Ireland	1.00%	Deutsche Bank AG	3/20/18	USD	900	(10,092)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	73,795
Apache Corp.	1.00%	Barclays Bank PLC	6/20/18	USD	1,579	(19,955)
AXA SA	1.00%	Barclays Bank PLC	6/20/18	EUR	1,810	15,851
AXA SA	1.00%	BNP Paribas S.A.	6/20/18	EUR	925	(17,623)
AXA SA	1.00%	Credit Suisse International	6/20/18	EUR	995	(20,073)
Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas S.A.	6/20/18	EUR	200	244
Banco Bilbao Vizcaya Argentaria SA	3.00%	Goldman Sachs International	6/20/18	EUR	330	613
CDX.NA.IG Series 20 Version 1	1.00%	Chicago Mercantile	6/20/18	USD	168,800	183,178
Clariant AG	1.00%	Goldman Sachs International	6/20/18	EUR	80	310
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	960	(29,069)
Deutsche Telekom SA	1.00%	Barclays Bank PLC	6/20/18	EUR	90	(376)
Finmeccanica SpA	5.00%	Credit Suisse International	6/20/18	EUR	570	(1,336)
Finmeccanica SpA	5.00%	Goldman Sachs International	6/20/18	EUR	390	19,517
Finmeccanica SpA	5.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,290	50,641
iTraxx Europe Crossover Series 19 Version 1	5.00%	Barclays Bank PLC	6/20/18	EUR	1,940	23,654
iTraxx Europe Crossover Series 19 Version 1	5.00%	Citibank N.A.	6/20/18	EUR	700	14,402
iTraxx Europe Crossover Series 19 Version 1	5.00%	Deutsche Bank AG	6/20/18	EUR	4,680	219,221
iTraxx Europe Crossover Series 19 Version 1	5.00%	Deutsche Bank AG	6/20/18	EUR	1,220	13,268
iTraxx Europe Crossover Series 19 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,870	36,545
iTraxx Europe Crossover Series 19 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,110	1,001
iTraxx Europe Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	EUR	5,990	5,184
iTraxx Europe Series 19 Version 1	1.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	5,070	8,510
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	3,780	197,763
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	EUR	2,600	14,606
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	EUR	2,245	(6,019)
iTraxx Sub Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	2,130	17,326
iTraxx Sub Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	2,130	13,475
iTraxx Sub Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	2,080	20,158
iTraxx Sub Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	1,770	10,473
iTraxx Sub Financials Series 19 Version 1	1.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	2,400	(2,952)
iTraxx Sub Financials Series 19 Version 1	1.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	2,375	(6,016)
Lafarge SA	1.00%	Deutsche Bank AG	6/20/18	EUR	15	277
Lafarge SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	60	1,480
Renault SA	1.00%	Credit Suisse International	6/20/18	EUR	1,250	8,870
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	2,530	16,328
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	2,740	11,189
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,735	24,029

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	21

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps – buy protection outstanding as of June 30, 2013 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	960	$(33,018)
CMBX.NA Series 6 AAA	0.50%	Morgan Stanley Capital Services LLC	5/11/63	USD	2,385	102,444
Total						$(5,226,249)

•	Credit default swaps – sold protection outstanding as of June 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
ARAMARK Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	B-	USD	1,850	$153,669
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	2,000	(268,078)
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	2,200	(402,409)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	(108,438)
Republic of Italy	1.00%	Citibank N.A.	12/20/16	Not Rated	USD	4,000	269,819
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	1,384,631
Sunrise Communications Holdings SA	5.00%	Citibank N.A.	6/20/17	B-	EUR	1,160	153,171
Ardagh Packaging Finance PLC	5.00%	Barclays Bank PLC	9/20/17	CCC+	EUR	370	39,386
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	9/20/17	CCC+	EUR	550	59,893
CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse International	12/20/17	B+	USD	22,880	1,264,740
Deutsche Telekom AG	1.00%	Deutsche Bank AG	12/20/17	BBB+	EUR	1,500	8,742
E.ON AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	3,250	9,930
Imperial Tobacco Group PLC	1.00%	Deutsche Bank AG	12/20/17	BBB	EUR	1,500	12,297
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	41,400	192,412
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	27,600	128,275
iTraxx Sub Financials Series 18 Version 1	1.00%	Citibank N.A.	12/20/17	A	EUR	4,930	6,771
iTraxx Sub Financials Series 18 Version 1	1.00%	Citibank N.A.	12/20/17	A	EUR	4,700	18,403
iTraxx Sub Financials Series 18 Version 1	1.00%	Citibank N.A.	12/20/17	A	EUR	2,360	10,865
iTraxx Sub Financials Series 18 Version 1	1.00%	Deutsche Bank AG	12/20/17	A	EUR	2,350	7,318
iTraxx Sub Financials Series 18 Version 1	1.00%	Deutsche Bank AG	12/20/17	A	EUR	340	(1,017)
iTraxx Sub Financials Series 18 Version 1	1.00%	Deutsche Bank AG	12/20/17	A	EUR	50	189
iTraxx Sub Financials Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A	EUR	9,620	55,327
iTraxx Sub Financials Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A	EUR	5,775	9,708
Sunrise Communications Holdings SA	5.00%	Credit Suisse International	12/20/17	B-	EUR	610	6,301
Sunrise Communications Holdings SA	5.00%	Goldman Sachs International	12/20/17	B-	EUR	710	13,632
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	1,500	(10,089)
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	725	(2,290)
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	BB	EUR	705	(2,227)
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	3/20/18	CCC+	EUR	300	(4,444)
Ardagh Packaging Finance PLC	5.00%	Deutsche Bank AG	3/20/18	CCC+	EUR	310	(4,750)
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	3/20/18	BBB	EUR	2,690	(77,895)
Intesa Sanpaolo SpA	1.00%	Bank of America N.A.	3/20/18	BBB+	EUR	2,230	(61,583)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	Not Rated	EUR	4,500	(55,442)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	Not Rated	USD	37	211
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	660	31,299
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	650	39,068
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B+	EUR	700	39,068
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B+	EUR	660	31,299
Sunrise Communications Holdings SA	5.00%	Citibank N.A.	3/20/18	B-	EUR	480	694
Sunrise Communications Holdings SA	5.00%	Goldman Sachs International	3/20/18	B-	EUR	500	(1,943)
Swiss Reinsurance Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	3,200	19,020
Swiss Reinsurance Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,250	7,891
ThyssenKrupp AG	1.00%	Credit Suisse International	3/20/18	BB	EUR	1,300	(46,983)
Ttmtin	5.00%	Credit Suisse International	3/20/18	BB-	EUR	1,000	1,763
UniCredit SpA	3.00%	Barclays Bank PLC	3/20/18	BBB+	EUR	1,100	(25,443)

22	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps – sold protection outstanding as of June 30, 2013 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
UniCredit SpA	3.00%	JPMorgan Chase Bank N.A.	3/20/18	BBB+	EUR	2,230	$(57,861)
Accor SA	1.00%	BNP Paribas S.A.	6/20/18	BBB-	EUR	1,190	(7,731)
Allianz SE	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA	EUR	2,110	34,211
ArcelorMittal	1.00%	Deutsche Bank AG	6/20/18	BB+	EUR	15	(544)
ArcelorMittal	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BB+	EUR	40	(1,631)
Aviva PLC	1.00%	Barclays Bank PLC	6/20/18	Not Rated	EUR	1,810	(26,414)
Aviva PLC	1.00%	BNP Paribas S.A.	6/20/18	Not Rated	EUR	925	13,358
Aviva PLC	1.00%	Credit Suisse International	6/20/18	Not Rated	EUR	995	14,090
Compagnie de Saint-Gobain SA	1.00%	Bank of America N.A.	6/20/18	BBB	EUR	1,190	1,750
Compagnie de Saint-Gobain SA	1.00%	Bank of America N.A.	6/20/18	BBB	EUR	700	(84)
Compagnie de Saint-Gobain SA	1.00%	BNP Paribas S.A.	6/20/18	BBB	EUR	670	1,190
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	700	(928)
Daimler AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	A-	EUR	830	(1,531)
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A+	EUR	1,260	3,110
Deutsche Telekom SA	1.00%	Citibank N.A.	6/20/18	BBB+	EUR	850	(226)
Encana Corp.	1.00%	Credit Suisse International	6/20/18	BBB	USD	10,725	(140,385)
Encana Corp.	1.00%	Credit Suisse International	6/20/18	BBB	USD	3,570	(53,130)
France Telecom SA	1.00%	Barclays Bank PLC	6/20/18	BBB+	EUR	90	(133)
Glencore Xstrata PLC	1.00%	Goldman Sachs International	6/20/18	BBB	EUR	350	(2,607)
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	350	(5,007)
Glencore Xstrata PLC	1.00%	Citibank N.A.	6/20/18	BBB	EUR	760	(11,452)
Glencore Xstrata PLC	1.00%	Credit Suisse International	6/20/18	BBB	EUR	830	(37,363)
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	850	(36,739)
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	700	(4,016)
Holcim Ltd.	1.00%	Citibank N.A.	6/20/18	BBB	EUR	1,420	(6,372)
Intesa Sanpaolo SpA	3.00%	BNP Paribas S.A.	6/20/18	BBB+	EUR	200	(336)
iTraxx Europe Crossover Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	B+	EUR	400	(1,969)
iTraxx Europe Crossover Series 19 Version 1	5.00%	Barclays Bank PLC	6/20/18	B+	EUR	3,420	(71,815)
iTraxx Europe Crossover Series 19 Version 1	5.00%	JPMorgan Chase Bank N.A.	6/20/18	B+	EUR	1,940	(92,092)
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	B+	EUR	9,735	36,403
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	B+	EUR	1,810	(10,012)
iTraxx Sub Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	B+	EUR	1,770	(6,766)
iTraxx Sub Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	B+	EUR	1,770	(7,824)
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	B+	EUR	35	(274)
iTraxx Sub Financials Series 19 Version 1	1.00%	JPMorgan Chase Bank N.A.	6/20/18	B+	EUR	2,090	3,129
Koninklijke KPN NV	1.00%	Deutsche Bank AG	6/20/18	BBB-	EUR	80	(612)
Laxess AG	1.00%	BNP Paribas S.A.	6/20/18	BBB	EUR	850	(12,238)
Metro AG	1.00%	Credit Suisse International	6/20/18	BBB-	EUR	830	(16,067)
Muenchener Rueckversicherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	Not Rated	EUR	2,110	18,118
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	1,190	(5,617)
Solvay SA	1.00%	Credit Suisse International	6/20/18	BBB+	EUR	830	(6,147)
Techem GmbH	5.00%	Credit Suisse International	6/20/18	B+	EUR	530	43
Telecom Italia SpA	1.00%	Bank of America N.A.	6/20/18	BBB-	EUR	700	2,237
Telecom Italia SpA	1.00%	Barclays Bank PLC	6/20/18	BBB-	EUR	350	5,088
Telecom Italia SpA	1.00%	Goldman Sachs International	6/20/18	BBB-	EUR	350	(712)
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB+	EUR	1,180	(15,882)
Vinci SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	830	(10,580)
Vivendi SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	850	(5,152)
Volkswagen AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	A-	EUR	850	(993)
Volkswagen AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	A-	EUR	830	(3,123)
Holcim Ltd.	1.00%	BNP Paribas S.A.	9/20/18	BBB	EUR	330	(582)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	23

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps – sold protection outstanding as of June 30, 2013 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Telecom Italia SpA	1.00%	Goldman Sachs International	9/20/18	BBB-	EUR	890	$19,823
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA+	USD	1,550	(15,389)
Republic of France	0.25%	Citibank N.A.	6/20/23	AA+	USD	1,670	(9,353)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA+	USD	1,670	(18,995)
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	4,830	368,625
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	2,000	58,309
Total							$2,775,561

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
6.97%[1]	1-day Overnight Mumbai Interbank Swap Rate	Citibank N.A.	5/09/16	INR	7,100,000	$(1,534,208)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	9,510	(694,069)
1.75%[1]	3-month LIBOR	Citibank N.A.	12/14/22	USD	700	(51,378)
2.32%[1]	3-month LIBOR	Bank of America N.A.	5/31/23	USD	4,300	(130,458)
2.30%[2]	3-month LIBOR	Chicago Mercantile	6/11/23	USD	1,810	60,201
2.89%[2]	3-month LIBOR	Bank of America N.A.	1/14/43	USD	48,090	4,348,637
3.02%[2]	3-month LIBOR	Credit Suisse International	2/06/43	USD	17,672	1,206,101
3.00%[2]	3-month LIBOR	Goldman Sachs International	2/11/43	USD	28,200	2,008,743
3.03%[2]	3-month LIBOR	Credit Suisse International	2/19/43	USD	8,800	588,281
2.80%[2]	3-month LIBOR	Bank of America N.A.	4/23/43	USD	9,380	1,106,888
2.80%[2]	3-month LIBOR	Barclays Bank PLC	4/23/43	USD	9,340	1,097,166
2.80%[2]	3-month LIBOR	Deutsche Bank AG	4/23/43	USD	9,520	1,118,311
3.04%[2]	3-month LIBOR	Barclays Bank PLC	5/23/43	USD	38,600	2,895,539
3.04%[2]	3-month LIBOR	Bank of America N.A.	5/24/43	USD	57,905	4,229,513
3.05%[2]	3-month LIBOR	Deutsche Bank AG	5/24/43	USD	52,115	3,735,382
3.15%[1]	3-month LIBOR	UBS AG	6/10/43	USD	5,060	(282,809)
3.23%[2]	3-month LIBOR	Goldman Sachs International	6/11/43	USD	5,060	201,733
Total						$19,903,573

[1]	Master Portfolio pays the floating rate and receives the fixed rate.

[2]	Master Portfolio pays the fixed rate and receives the floating rate.

•	Total return swaps outstanding as of June 30, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
TRX.II.AAA Series 1	26.32%[1]	Morgan Stanley Capital Services LLC	10/01/13	USD	2,385	$(37,854)
Nokia Oyj	3-month EURIBOR[2]	Citibank N.A.	5/23/14	EUR	180	(16,567)
Nokia Oyj	3-month EURIBOR[2]	JPMorgan Chase Bank N.A.	5/26/14	EUR	180	(17,105)
Nokia Oyj	3-month EURIBOR[2]	BNP Paribas S.A.	6/20/14	EUR	15	528
Total						$(70,998)

[1]	Master Portfolio pays the total return of the reference entity.

[2]	Master Portfolio pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

24	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$458,068,725	$138,436,695	$596,505,420
Common Stocks	$5,300,188	—	—	5,300,188
Corporate Bonds	—	876,374,618	6,929,590	883,304,208
Floating Rate Loan Interests	—	39,006,492	45,514,359	84,520,851
Foreign Agency Obligations	—	98,303,005	—	98,303,005
Foreign Government Obligations	—	357,939,652	—	357,939,652
Investment Companies	12,541,185	—	—	12,541,185
Non-Agency Mortgage-Backed Securities	—	467,654,163	33,303,824	500,957,987
Other Interests	—	—	1	1
Preferred Securities	12,310,732	23,446,424	—	35,757,156
Taxable Municipal Bonds	—	10,526,696	—	10,526,696
U.S. Government Sponsored Agency Securities	—	2,015,487,439	837,000	2,016,324,439
U.S. Treasury Obligations	—	1,049,415,540	—	1,049,415,540
Short-Term Securities:
Borrowed Bond Agreements	—	387,577,182	—	387,577,182
Money Market Fund	14,866,655	—	—	14,866,655
Options Purchased:
Equity Contracts	5,022,300	161,743	—	5,184,043
Foreign Currency Exchange Contracts	—	11,686,770	—	11,686,770
Interest Rate Contracts	—	1	—	1
Liabilities:
Investments in Securities:
Investments Sold Short	(168,091)	—	—	(168,091)
TBA Sale Commitments	—	(1,012,801,107)	—	(1,012,801,107)
Borrowed Bonds	—	(366,939,823)	—	(366,939,823)
Total	$49,872,969	$4,415,907,520	$225,021,469	$4,690,801,958

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$5,962,373	—	$5,962,373
Equity contracts	$147,373	528	—	147,901
Foreign currency exchange contracts	—	10,542,566	—	10,542,566

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013	25

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Interest rate contracts	$3,732,969	$22,596,495	—	$26,329,464
Liabilities:
Credit contracts	—	(8,801,306)	—	(8,801,306)
Equity contracts	(4,920,268)	(71,526)	—	(4,991,794)
Foreign currency exchange contracts	—	(14,505,890)	—	(14,505,890)
Interest rate contracts	(4,827,775)	(2,692,922)	—	(7,520,697)
Total	$(5,867,701)	$13,030,318	—	$7,162,617

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Master Portfolio’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$303,728	—	—	$303,728
Cash pledged for financial futures contracts	2,030,000	—	—	2,030,000
Cash pledged as collateral for swaps	12,293,000	—	—	12,293,000
Liabilities:
Reverse repurchase agreements	—	$(2,066,356,982)	—	(2,066,356,982)
Cash received as collateral for swaps	—	(18,973,810)	—	(18,973,810)
Total	$14,626,728	$(2,085,330,792)	—	$(2,070,704,064)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2012	$11,209,292	$18,466,000	$29,123,026	$48,132,409	—	—	$106,930,727
Transfers into Level 3[2]	7,530,000	—	—	—	—	—	7,530,000
Transfers out of Level 3[2]	(4,164,292)	—	(5,698,397)	(34,564,259)	—	—	(44,426,948)
Accrued discounts/premiums	18,934	(1,010)	38,855	13,355	$2	—	70,136
Net realized gain (loss)	4,378	(3,357)	26,323	265,530	—	—	292,874
Net change in unrealized appreciation/depreciation[3]	767,034	(6,043)	(1,063,397)	(3,990,774)	(94)	$67,500	(4,225,774)
Purchases	124,310,136	6,940,000	26,275,948	30,621,557	93	769,500	188,917,234
Sales	(1,238,787)	(18,466,000)	(3,187,999)	(7,173,994)	—	—	(30,066,780)
Closing Balance, as of June 30, 2013	$138,436,695	$6,929,590	$45,514,359	$33,303,824	$1	$837,000	$225,021,469

[2] Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[3] The change in unrealized appreciation/depreciation on investments still held as of June 30, 2013 was $(1,257,882).

Certain of the Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

26	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: August 23, 2013